UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2015

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 9

Financial Statements  page  57

Notes to Financial Statements  page 78

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class B	NERBX
Loomis, Sayles & Company, L.P.	Class C	NECRX
	Class N	NERNX
	Class Y	NERYX

Objective

The Fund seeks high total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 20153

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/7/73)
NAV	1.03%	3.27%	6.40%	6.52%	—%
With 4.50% Maximum Sales Charge	-3.51	-1.40	5.42	6.03	—

Class B (Inception 9/13/93)
NAV	0.69	2.50	5.59	5.73	—
With CDSC[1]	-4.26	-2.49	5.27	5.73	—

Class C (Inception 12/30/94)
NAV	0.66	2.43	5.59	5.72	—
With CDSC[1]	-0.33	1.44	5.59	5.72

Class N (Inception 2/1/13)
NAV	1.18	3.57	—	—	3.13

Class Y (Inception 12/30/94)
NAV	1.15	3.50	6.67	6.79	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[2]	3.43	5.72	4.41	4.93	2.89

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFHX
Elaine M. Stokes	Class B	NEHBX
Loomis, Sayles & Company, L.P.	Class C	NEHCX
	Class Y	NEHYX

Objective

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return

Average Annual Total Returns — March 31, 20154

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/22/84)
NAV	1.02%	2.88%	7.44%	7.38%
With 4.50% Maximum Sales Charge	-3.50	-1.71	6.44	6.89

Class B (Inception 9/20/93)
NAV	0.59	2.03	6.62	6.58
With CDSC[2]	-4.23	-2.78	6.34	6.58

Class C (Inception 3/2/98)
NAV	0.64	2.11	6.67	6.59
With CDSC[2]	-0.33	1.14	6.67	6.59

Class Y (Inception 2/29/08)[1]
NAV	1.15	3.15	7.72	7.56

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[3]	1.49	2.00	8.59	8.18

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INTERNATIONAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Class A	LSIAX
David W. Rolley, CFA®	Class C	LSICX
Lynda L. Schweitzer, CFA®	Class Y	LSIYX
Scott M. Service, CFA®*
Loomis, Sayles & Company, L.P.

*	Scott M. Service became a co-portfolio manager of the Fund effective December 1, 2014.

Objective

The Fund seeks high total investment return through a combination of high current income and capital appreciation

Average Annual Total Returns — March 31, 20153

	6 Months	1 Year	5 Years	Life of Fund

Class A (Inception 2/1/08)
NAV	-8.31%	-11.45%	1.32%	2.34%
With 4.50% Maximum Sales Charge	-12.44	-15.39	0.40	1.68

Class C (Inception 2/1/08)
NAV	-8.67	-12.12	0.55	1.56
With CDSC[1]	-9.57	-12.98	0.55	1.56

Class Y (Inception 2/1/08)
NAV	-8.18	-11.12	1.60	2.59

Comparative Performance
Barclays Global Aggregate ex-USD Bond Index[2]	-7.49	-10.08	0.76	1.43

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays Global Aggregate ex-USD Bond Index is an unmanaged index that provides a broad-based measure of the international investment-grade fixed-rate debt markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Clifton V. Rowe, CFA®	Class B	NELBX
Kurt L. Wagner, CFA®, CIC	Class C	NECLX
Loomis, Sayles & Company, L.P.	Class Y	NELYX

Objective

The Fund seeks a high current return consistent with preservation of capital

Average Annual Total Returns — March 31, 20153

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	1.05%	1.66%	2.01%	3.53%
With 3.00% Maximum Sales Charge	-1.99	-1.38	1.38	3.22

Class B (Inception 9/27/93)
NAV	0.59	0.82	1.23	2.75
With CDSC[1]	-4.41	-4.17	0.86	2.75

Class C (Inception 12/30/94)
NAV	0.67	0.91	1.25	2.76
With CDSC[1]	-0.33	-0.09	1.25	2.76

Class Y (Inception 3/31/94)
NAV	1.09	1.83	2.25	3.79

Comparative Performance
Barclays U.S. 1-5 Year Government Bond Index[2]	1.33	1.82	1.74	3.26

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2014 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,010.30	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73
Class B
Actual	$1,000.00	$1,006.90	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Class C
Actual	$1,000.00	$1,006.60	$7.45
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Class N
Actual	$1,000.00	$1,011.80	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.12
Class Y
Actual	$1,000.00	$1,011.50	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

*	Expenses are equal to the Fund’s annualized expense ratio: 0.74%, 1.49%, 1.49%, 0.42% and 0.49% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,010.20	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59
Class B
Actual	$1,000.00	$1,005.90	$9.30
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.35
Class C
Actual	$1,000.00	$1,006.40	$9.30
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.35
Class Y
Actual	$1,000.00	$1,011.50	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

*	Expenses are equal to the Fund’s annualized expense ratio: 1.11%, 1.86%, 1.86% and 0.86% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES INTERNATIONAL BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$916.90	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$913.30	$8.59
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class Y
Actual	$1,000.00	$918.20	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80% and 0.80% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,010.50	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93
Class B
Actual	$1,000.00	$1,005.90	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.70
Class C
Actual	$1,000.00	$1,006.70	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.70
Class Y
Actual	$1,000.00	$1,010.90	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.29	$2.67

*	Expenses are equal to the Fund’s annualized expense ratio: 0.78%, 1.53%, 1.53% and 0.53% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 95.5% of Net Assets
	ABS Car Loan — 3.1%
$8,905,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,932,249
3,722,000	AmeriCredit Automobile Receivables, Series 2012-5, Class B, 1.120%, 11/08/2017	3,731,871
1,430,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, 4.000%, 5/08/2017	1,441,314
2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	2,362,416
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,860,009
3,170,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,169,157
2,040,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	2,047,030
4,415,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,458,519
2,525,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,545,230
17,010,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	17,009,864
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,967,252
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,533,513
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	2,891,997
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	2,014,806
111,260	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	111,790
27,685,000	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	27,701,306
630,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	629,211
11,380,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,393,508
2,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	2,000,902
10,810,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,908,501
1,986,976	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/2017, 144A	1,990,590
5,000,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	5,021,530
38,560,000	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	38,581,054
9,285,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	9,302,270

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$4,208,725	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	$4,205,139
6,445,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	6,505,441
885,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class D, 3.640%, 5/15/2018	910,391
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,432,613
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,120,223
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,892,230
11,035,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	11,083,046
3,185,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,190,794
3,490,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,520,946
7,170,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	7,210,862

		208,677,574

	ABS Credit Card — 0.0%
480,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	503,743

	ABS Home Equity — 0.2%
4,615,946	Colony American Homes, Series 2014-1A, Class A, 1.327%, 5/17/2031, 144A(b)	4,581,008
244,569	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	249,203
5,976,267	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)	5,731,850

		10,562,061

	ABS Other — 0.9%
9,660,000	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,753,412
5,766,521	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	5,759,151
1,385,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	1,381,440
19,945,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	20,125,702
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,661,693
8,675,833	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	8,833,812
10,096,042	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	10,224,514

		64,739,724

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Student Loan — 0.1%
$2,069,232	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	$2,107,445
7,086,804	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	7,128,701

		9,236,146

	Aerospace & Defense — 0.3%
4,400,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	4,147,000
3,965,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	3,722,144
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,573,425
4,000,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	4,170,000
3,765,000	Textron, Inc., 3.875%, 3/01/2025	3,889,429

		17,501,998

	Airlines — 0.1%
3,110,067	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,265,975
987,117	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,058,683

		4,324,658

	Automotive — 2.7%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	684,950
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,307,236
25,270,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	25,563,562
5,360,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	5,360,541
4,180,000	Ford Motor Credit Co. LLC, 2.597%, 11/04/2019	4,235,109
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,598,332
28,680,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	33,323,866
12,800,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	15,068,186
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	6,202,500
29,910,000	General Motors Co., 5.000%, 4/01/2035	31,915,226
25,920,000	General Motors Co., 5.200%, 4/01/2045	28,131,909
6,600,000	General Motors Co., 6.250%, 10/02/2043	8,085,409
8,160,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(c)	9,180,000
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,450,626

		182,107,452

	Banking — 7.9%
3,000,000	Ally Financial, Inc., 3.250%, 2/13/2018	2,970,000
18,380,000	Ally Financial, Inc., 3.500%, 1/27/2019	18,150,250
42,690,000	Ally Financial, Inc., 3.750%, 11/18/2019	42,209,737
5,000,000	Ally Financial, Inc., 4.750%, 9/10/2018	5,143,750
2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	2,481,450
20,680,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	21,300,400
15,875,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,207,946
12,810,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	12,994,438
40,540,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	41,925,657
2,418,000	Bangkok Bank PCL, 4.800%, 10/18/2020, 144A	2,660,891

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$6,845,000	Bank of America Corp., 2.650%, 4/01/2019	$6,974,603
2,500,000	Bank of America Corp., 5.650%, 5/01/2018	2,773,170
51,405,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(d)	58,024,936
18,785,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	19,301,587
15,125,000	Citigroup, Inc., 2.500%, 9/26/2018	15,421,450
2,255,000	Citigroup, Inc., 3.375%, 3/01/2023	2,310,989
30,735,000	Citigroup, Inc., 4.050%, 7/30/2022	32,243,412
5,230,000	Citigroup, Inc., 6.125%, 5/15/2018	5,886,375
8,510,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	8,802,514
18,315,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	21,380,162
3,985,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	4,651,141
13,465,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	17,680,259
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,622,215
1,985,000	Hana Bank, 4.250%, 6/14/2017, 144A	2,092,377
14,240,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	14,476,939
9,100,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,009,709
29,620,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(c)	32,740,171
4,350,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,975,782
17,520,000	Morgan Stanley, 3.700%, 10/23/2024	18,266,037
18,120,000	Morgan Stanley, 5.750%, 1/25/2021	21,152,074
14,560,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	16,547,338
11,630,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,491,568
14,000,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	14,722,176
5,155,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,863,050
12,665,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	13,393,238

		532,847,791

	Building Materials — 0.1%
5,810,000	Owens Corning, 4.200%, 12/01/2024	5,991,638
2,860,000	USG Corp., 5.500%, 3/01/2025, 144A	2,917,200

		8,908,838

	Cable Satellite — 1.9%
2,383,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	2,406,830
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	4,028,456
18,670,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	19,090,075
7,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	7,271,250
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,113,250
5,925,000	DISH DBS Corp., 5.000%, 3/15/2023	5,760,878
26,175,000	DISH DBS Corp., 5.875%, 11/15/2024	26,207,719
21,385,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	21,935,963
4,080,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	4,686,867
2,743,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	3,280,655
8,750,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	10,988,661
10,935,000	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	11,348,343
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	3,008,625
2,535,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	2,706,113
382,000	Virgin Media Secured Finance PLC, 5.375%, 4/15/2021, 144A	400,623

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$5,000,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	$5,181,250

		131,415,558

	Chemicals — 1.4%
29,365,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	26,167,151
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,476,032
15,185,000	Methanex Corp., 5.250%, 3/01/2022	16,453,525
9,440,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	9,251,200
11,565,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	12,519,113
15,520,000	PolyOne Corp., 5.250%, 3/15/2023	16,102,000
4,560,000	RPM International, Inc., 3.450%, 11/15/2022	4,541,988
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,211,715

		93,722,724

	Collateralized Mortgage Obligations — 0.3%
762,974	Government National Mortgage Association, Series 2010-H20, Class AF, 0.501%, 10/20/2060(b)	759,267
586,026	Government National Mortgage Association, Series 2010-H24, Class FA, 0.521%, 10/20/2060(b)	582,349
559,090	Government National Mortgage Association, Series 2011-H06, Class FA, 0.621%, 2/20/2061(b)	559,094
5,383,467	Government National Mortgage Association, Series 2012-H12, Class FA, 0.721%, 4/20/2062(b)	5,404,726
661,338	Government National Mortgage Association, Series 2012-H18, Class NA, 0.691%, 8/20/2062(b)	663,963
3,543,995	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	3,545,738
4,581,713	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,613,872
1,928,855	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,929,665

		18,058,674

	Consumer Cyclical Services — 0.3%
16,655,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034, 144A	16,785,692
4,480,000	IHS, Inc., 5.000%, 11/01/2022, 144A	4,499,712
2,165,000	Service Corp. International, 5.375%, 1/15/2022	2,262,425

		23,547,829

	Consumer Products — 0.1%
1,930,000	Avon Products, Inc., 5.350%, 3/15/2020	1,754,370
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	4,036,962

		5,791,332

	Diversified Manufacturing — 0.5%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,538,968
35,280,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	34,575,952

		36,114,920

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — 1.7%
$18,345,000	AES Corp. (The), 3.262%, 6/01/2019(b)	$18,253,275
2,200,000	AES Corp. (The), 7.375%, 7/01/2021	2,442,000
35,105,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.750%, 11/01/2019, 144A	36,333,675
19,700,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	21,353,618
3,485,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	3,611,478
12,390,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,688,487
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,070,600
15,420,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	15,466,260
1,725,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,759,705
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,626,244

		117,605,342

	Finance Companies — 4.0%
26,245,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	26,368,089
3,665,000	Aircastle Ltd., 5.500%, 2/15/2022	3,898,644
4,770,000	CIT Group, Inc., 5.250%, 3/15/2018	4,936,950
21,505,000	CIT Group, Inc., 5.375%, 5/15/2020	22,634,012
21,755,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	22,625,200
13,125,000	International Lease Finance Corp., 3.875%, 4/15/2018	13,321,875
2,750,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,858,625
16,438,000	International Lease Finance Corp., 5.875%, 4/01/2019	17,835,230
2,450,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,719,500
11,320,000	International Lease Finance Corp., 6.250%, 5/15/2019(c)	12,367,100
4,635,000	Navient Corp., 5.875%, 3/25/2021	4,617,619
22,585,000	Navient LLC, 4.875%, 6/17/2019	22,528,538
21,615,000	Navient LLC, MTN, 5.500%, 1/15/2019	22,047,300
1,100,000	Navient LLC, MTN, 6.000%, 1/25/2017	1,157,063
11,180,000	Navient LLC, MTN, 6.125%, 3/25/2024(c)	10,732,800
6,560,000	Navient LLC, MTN, 6.250%, 1/25/2016	6,756,800
14,840,000	Navient LLC, MTN, 8.000%, 3/25/2020	16,473,884
120,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	120,000
55,470,000	Springleaf Finance Corp., 5.250%, 12/15/2019	54,845,962
3,135,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,150,675

		271,995,866

	Financial Other — 0.4%
30,910,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	28,775,664

	Food & Beverage — 0.6%
8,760,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	8,549,760
9,775,000	Constellation Brands, Inc., 3.750%, 5/01/2021	9,994,937
3,500,000	Constellation Brands, Inc., 3.875%, 11/15/2019	3,605,000
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,189,250
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,686,313
10,630,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	11,546,837

		38,572,097

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — 6.8%
$2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	$2,389,336
9,135,000	CEZ AS, 5.625%, 4/03/2042, 144A	10,771,435
17,995,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	19,123,988
17,400,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	18,161,267
18,760,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	21,570,286
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,777,388
23,975,000	Export-Import Bank of Korea, 2.875%, 1/21/2025	24,057,498
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,373,627
35,905,000	Federal National Mortgage Association, 6.625%, 11/15/2030	54,040,364
5,345,000	Federal National Mortgage Association, 7.250%, 5/15/2030	8,476,769
6,310,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	8,962,598
18,085,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,667,437
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,270,774
2,895,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A	3,187,279
2,965,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,624,119
45,975,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(d)	44,653,219
3,720,000	Pertamina Persero PT, 6.000%, 5/03/2042, 144A	3,768,360
8,395,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	9,024,625
41,020,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	33,222,098
7,260,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	6,427,714
8,325,000	Petroleos Mexicanos, 3.125%, 1/23/2019	8,491,500
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,258,400
30,375,000	Petroleos Mexicanos, 3.500%, 7/23/2020, 144A	31,058,437
35,007,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	31,956,910
66,590,000	Tennessee Valley Authority, 3.500%, 12/15/2042(d)	67,841,426
6,630,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,290,537
11,350,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,861,656

		460,309,047

	Healthcare — 1.3%
5,475,000	Halyard Health, Inc., 6.250%, 10/15/2022, 144A	5,735,063
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,708,296
5,690,000	HCA, Inc., 5.375%, 2/01/2025	5,967,387
2,915,000	HCA, Inc., 5.875%, 5/01/2023	3,148,200
27,340,000	HCA, Inc., 7.500%, 2/15/2022	31,885,275
575,000	HCA, Inc., 7.500%, 12/15/2023	653,344
17,665,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	18,956,753
4,451,000	Omnicare, Inc., 4.750%, 12/01/2022	4,595,658
2,124,000	Omnicare, Inc., 5.000%, 12/01/2024	2,219,580
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,535,763
10,029,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	10,229,580
2,845,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,990,806

		91,625,705

	Home Construction — 0.1%
8,630,000	KB Home, 4.750%, 5/15/2019	8,435,825

	Hybrid ARMs — 0.0%
128,442	FNMA, 1.910%, 2/01/2037(b)	135,387

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 1.4%
$5,060,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	$4,769,050
10,973,000	Newfield Exploration Co., 5.375%, 1/01/2026	11,084,102
10,875,000	Newfield Exploration Co., 5.750%, 1/30/2022	11,337,187
9,826,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	10,194,475
14,100,000	QEP Resources, Inc., 5.250%, 5/01/2023	13,818,000
3,945,000	QEP Resources, Inc., 5.375%, 10/01/2022	3,875,963
9,830,000	Range Resources Corp., 5.000%, 8/15/2022	9,780,850
12,000,000	SM Energy Co., 5.000%, 1/15/2024	11,298,000
11,610,000	SM Energy Co., 6.125%, 11/15/2022, 144A	11,551,950
4,170,000	SM Energy Co., 6.500%, 1/01/2023	4,253,400
1,000,000	SM Energy Co., 6.625%, 2/15/2019	1,012,500

		92,975,477

	Industrial Other — 0.6%
6,131,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,715,713
5,987,000	CBRE Services, Inc., 5.000%, 3/15/2023	6,256,415
9,170,000	Deluxe Corp., 6.000%, 11/15/2020(c)	9,674,350
17,370,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	17,008,704

		39,655,182

	Integrated Energy — 0.2%
23,225,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	15,328,500

	Leisure — 0.2%
10,320,000	Regal Entertainment Group, 5.750%, 3/15/2022	10,552,200

	Media Entertainment — 0.9%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,771,811
31,592,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	34,830,180
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,621,365
18,985,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	19,103,656

		62,327,012

	Metals & Mining — 1.4%
1,280,000	APERAM S.A., 7.750%, 4/01/2018, 144A	1,329,600
20,915,000	ArcelorMittal, 7.500%, 3/01/2041	21,751,600
4,630,000	ArcelorMittal, 7.750%, 10/15/2039	4,861,500
5,280,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	5,603,400
27,840,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	27,703,500
10,535,000	Goldcorp, Inc., 2.125%, 3/15/2018	10,604,320
2,675,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	2,407,500
5,460,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	5,119,296
11,500,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	11,091,750
3,000,000	Steel Dynamics, Inc., 5.125%, 10/01/2021, 144A	3,018,750
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,463,063

		94,954,279

	Midstream — 2.3%
11,050,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/01/2024	11,249,839
3,545,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	3,910,497

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$23,745,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	$26,289,633
9,345,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	10,840,079
1,635,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,944,638
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,907,023
5,035,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,381,428
17,315,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,040,197
10,810,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	11,242,400
343,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	354,147
12,031,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	13,053,635
22,580,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	22,467,100
1,345,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	1,385,350
7,200,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	7,461,000
14,860,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	14,781,242

		153,308,208

	Mortgage Related — 14.6%
3,949,712	FHLMC, 3.000%, 11/01/2042	4,039,817
14,757,522	FHLMC, 3.500%, with various maturities in 2043(e)	15,545,512
2,258,935	FHLMC, 4.000%, 8/01/2043	2,413,118
207,176	FHLMC, 5.500%, with various maturities from 2018 to 2040(e)	230,690
26,084	FHLMC, 6.000%, 6/01/2035	29,999
32,681,091	FNMA, 3.000%, with various maturities from 2043 to 2045(e)	33,443,476
83,342,020	FNMA, 3.500%, with various maturities from 2042 to 2045(e)	87,748,905
8,309,355	FNMA, 4.000%, 8/01/2042	8,929,637
3,835,711	FNMA, 4.500%, with various maturities from 2041 to 2043(e)	4,198,586
528,206	FNMA, 6.000%, with various maturities from 2016 to 2037(e)	603,259
36,364	FNMA, 6.500%, with various maturities from 2029 to 2036(e)	41,858
58,481	FNMA, 7.000%, with various maturities in 2030(e)	66,670
53,395	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	62,163
6,410,000	FNMA (TBA), 2.500%, 4/01/2030(f)	6,583,270
307,150,000	FNMA (TBA), 3.500%, 5/01/2045(f)	321,823,612
306,285,000	FNMA (TBA), 4.000%, 5/01/2045(f)	326,959,207
24,650,000	FNMA (TBA), 4.500%, 5/01/2045(f)	26,824,216
730,708	GNMA, 2.118%, 9/20/2063(b)	781,592
177,989	GNMA, 4.144%, 1/20/2063	194,186
156,521	GNMA, 4.323%, 5/20/2063	172,135
202,734	GNMA, 4.423%, 7/20/2063	224,508
1,050,934	GNMA, 4.499%, 12/20/2062	1,153,821
644,772	GNMA, 4.515%, 7/20/2063	714,857
1,117,482	GNMA, 4.522%, 8/20/2062	1,222,606
628,868	GNMA, 4.524%, 5/20/2063	697,520
5,269,580	GNMA, 4.527%, 1/20/2065	6,054,373

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$4,840,332	GNMA, 4.533%, 6/20/2064	$5,522,479
1,120,480	GNMA, 4.538%, 11/20/2062	1,230,304
6,045,526	GNMA, 4.544%, 12/20/2064	6,930,404
15,856,278	GNMA, 4.546%, 11/20/2062	17,413,079
3,180,892	GNMA, 4.551%, 1/20/2065	3,653,099
20,262,656	GNMA, 4.556%, 12/20/2061(c)	21,942,917
7,540,277	GNMA, 4.575%, 10/20/2064	8,643,201
5,228,011	GNMA, 4.581%, 2/20/2065	5,979,538
4,662,089	GNMA, 4.587%, 12/20/2063	5,240,062
2,759,440	GNMA, 4.604%, 6/20/2062	3,014,301
7,132,418	GNMA, 4.608%, 2/20/2065	8,195,594
2,204,470	GNMA, 4.616%, with various maturities from 2061 to 2062(e)	2,404,444
3,289,151	GNMA, 4.627%, with various maturities from 2061 to 2064(e)	3,616,578
7,991,638	GNMA, 4.650%, 1/20/2061	8,547,289
4,714,801	GNMA, 4.653%, 1/20/2064	5,367,806
908,911	GNMA, 4.668%, 5/20/2062	988,574
7,416,369	GNMA, 4.673%, with various maturities from 2062 to 2064(e)	8,497,704
8,862,818	GNMA, 4.676%, 4/20/2062	9,677,798
1,018,136	GNMA, 4.698%, 7/20/2061	1,094,254
698,876	GNMA, 4.700%, 10/20/2061	753,794
4,281,849	GNMA, 4.701%, 1/20/2064	4,900,611
674,688	GNMA, 5.500%, 4/15/2038	761,551
148,947	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	171,525
94,891	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	109,067
105,696	GNMA, 7.000%, with various maturities from 2025 to 2029(e)	113,665
40,465	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	46,026
11,372	GNMA, 8.000%, 11/15/2029	11,570
37,154	GNMA, 8.500%, with various maturities from 2017 to 2023(e)	37,648
975	GNMA, 9.000%, with various maturities in 2016(e)	979
2,384,072	Government National Mortgage Association, 4.631%, 10/20/2062	2,612,597

		988,238,051

	Non-Agency Commercial Mortgage-Backed Securities — 5.3%
3,680,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	3,664,838
66,863	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.597%, 4/10/2049(b)	66,891
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.587%, 4/10/2049(b)	1,768,266
1,051,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A5, 5.377%, 6/10/2049	1,129,674
1,745,000	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 1.285%, 2/15/2028, 144A(b)	1,742,395
113,791	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.656%, 6/11/2040(b)	115,020
921,793	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.134%, 12/10/2049(b)	1,007,433
36,539,975	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.798%, 12/10/2049(b)	39,709,854

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$8,236,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2.177%, 6/11/2027, 144A(b)	$8,219,660
12,295,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.022%, 10/15/2031, 144A(b)(g)	12,295,000
1,885,000	Commercial Mortgage Trust, Series 2014-KYO, Class B, 1.477%, 6/11/2027, 144A(b)	1,880,431
13,225,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.575%, 6/15/2034, 144A(b)	13,224,352
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)	6,402,892
2,434,447	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.903%, 9/15/2039(b)	2,607,105
10,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	11,668,662
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.971%, 2/15/2041(b)	6,344,277
3,161,500	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.558%, 11/10/2046, 144A(b)	3,474,960
1,500,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.125%, 2/15/2027, 144A(b)	1,496,070
3,295,000	GP Portfolio Trust, Series 2014-GPP, Class D, 2.926%, 2/15/2027, 144A(b)	3,300,269
407,399	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.785%, 7/10/2038(b)	422,245
38,415,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	40,535,431
6,050,130	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	6,520,364
26,902,253	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)	29,051,905
10,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.372%, 8/15/2027, 144A(b)(c)	9,999,610
19,821,193	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	20,876,354
2,278,323	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,422,796
6,492,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.775%, 6/15/2049(b)	6,941,889
374,813	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	397,387
4,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.522%, 7/15/2031, 144A(b)	4,118,335
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.272%, 7/15/2031, 144A(b)	2,194,498
7,205,193	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	7,684,065
14,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	15,140,585

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$9,795,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.874%, 8/12/2049(b)	$10,621,786
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,360,425
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.671%, 4/12/2049(b)	1,092,599
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,031,260
4,620,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.686%, 4/15/2049(b)	4,954,359
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.654%, 6/11/2042(b)	330,673
1,054,372	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.270%, 1/11/2043(b)	1,171,665
10,200,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	10,294,360
11,435,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	11,539,653
7,270,000	SCG Trust, Series 2013-SRP1, Class B, 2.672%, 11/15/2026, 144A(b)	7,261,894
873,356	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	918,354
9,325,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	9,905,164
13,839,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	14,880,509
2,511,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	2,700,043
9,750,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.584%, 11/15/2043, 144A(b)	10,677,527

		360,163,784

	Oil Field Services — 1.5%
10,697,000	Ensco PLC, 4.500%, 10/01/2024	10,368,110
8,185,000	Ensco PLC, 5.750%, 10/01/2044	7,927,328
2,535,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,439,654
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,542,377
23,950,000	Nabors Industries, Inc., 5.100%, 9/15/2023	22,936,077
17,580,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	5,801,400
14,145,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	4,703,212
8,820,000	Rowan Cos., Inc., 4.750%, 1/15/2024	8,346,525
14,645,000	Rowan Cos., Inc., 4.875%, 6/01/2022	14,075,866
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,483,217
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	1,458,000
7,280,000	Transocean, Inc., 3.800%, 10/15/2022	5,312,129
575,000	Transocean, Inc., 6.375%, 12/15/2021	483,719
17,240,000	Transocean, Inc., 6.500%, 11/15/2020	14,460,050

		103,337,664

	Packaging — 0.3%
5,345,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	5,451,900
5,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	5,499,188
7,925,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	8,816,562

		19,767,650

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — 0.3%
$6,920,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	$7,277,708
3,755,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,970,154
9,670,000	Rock-Tenn Co., 4.000%, 3/01/2023	10,178,584
2,060,000	Rock-Tenn Co., 4.900%, 3/01/2022	2,270,042

		23,696,488

	Pharmaceuticals — 1.3%
12,405,000	Actavis Funding SCS, 4.550%, 3/15/2035	12,929,955
15,000,000	Actavis Funding SCS, 4.750%, 3/15/2045	15,942,840
21,185,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	22,005,919
760,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	794,200
13,390,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	13,490,425
16,615,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	16,864,225
3,270,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	3,294,525

		85,322,089

	Property & Casualty Insurance — 0.1%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,699,902

	Refining — 0.7%
14,520,000	Phillips 66, 5.875%, 5/01/2042	17,297,066
34,456,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	33,516,144

		50,813,210

	Retailers — 1.1%
11,677,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	12,114,887
18,330,000	GameStop Corp., 5.500%, 10/01/2019, 144A	18,925,725
22,806,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(d)	23,521,265
8,235,000	SACI Falabella, 3.750%, 4/30/2023, 144A	8,218,234
7,830,000	SACI Falabella, 4.375%, 1/27/2025, 144A	8,070,365
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,200,937

		72,051,413

	Sovereigns — 0.9%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,582,725
32,735,000	Indonesia Government International Bond, 5.250%, 1/17/2042, 144A	34,330,831
18,334,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	22,642,490

		60,556,046

	Supranational — 1.6%
58,475,000	Inter-American Development Bank, 5.250%, 7/19/2016, (BRL)	17,140,061
55,370,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	3,594,267
13,630,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	896,514
4,560,000	International Bank for Reconstruction & Development, Series GDIf, 9.500%, 3/02/2017, (BRL)	1,400,055
23,690,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	7,096,868
79,895,000	International Finance Corp., GMTN, 10.000%, 6/12/2017, (BRL)(d)	24,630,255
174,305,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	54,439,763

		109,197,783

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 1.9%
$3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	$3,216,580
4,046,000	Equifax, Inc., 7.000%, 7/01/2037	5,235,447
17,530,000	Hewlett-Packard Co., 2.750%, 1/14/2019	17,971,826
3,730,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,873,251
36,120,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	36,752,100
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	79,036
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	420,112
6,105,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	6,134,731
3,515,000	Tencent Holdings Ltd., 2.875%, 2/11/2020, 144A	3,540,565
7,029,000	Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	7,269,026
46,145,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	47,812,173

		132,304,847

	Tobacco — 0.6%
11,820,000	Reynolds American, Inc., 4.750%, 11/01/2042	12,192,023
3,205,000	Reynolds American, Inc., 6.150%, 9/15/2043	3,960,047
18,555,000	Reynolds American, Inc., 7.250%, 6/15/2037	24,447,975

		40,600,045

	Treasuries — 18.0%
23,007,646(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	157,832,587
915,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	20,576,242
277,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	6,568,680
901,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	23,230,481
38,935,000	U.S. Treasury Bond, 2.500%, 2/15/2045	38,576,058
12,290,000	U.S. Treasury Bond, 3.000%, 11/15/2044	13,466,190
41,260,000	U.S. Treasury Bond, 3.375%, 5/15/2044	48,335,430
9,780,000	U.S. Treasury Bond, 3.625%, 2/15/2044	11,958,339
12,290,000	U.S. Treasury Bond, 3.750%, 11/15/2043	15,352,901
31,133,526	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(h)	31,658,905
106,546,269	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(c)(h)	125,233,525
134,050,670	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(c)(h)	133,998,256
246,085,000	U.S. Treasury Note, 0.375%, 3/15/2016	246,335,022
107,175,000	U.S. Treasury Note, 0.500%, 11/30/2016	107,225,265
15,000,000	U.S. Treasury Note, 0.500%, 1/31/2017	15,001,170
157,000,000	U.S. Treasury Note, 0.625%, 12/31/2016	157,380,254
6,610,000	U.S. Treasury Note, 1.250%, 10/31/2018	6,645,634
7,240,000	U.S. Treasury Note, 1.250%, 4/30/2019	7,249,050
25,000,000	U.S. Treasury Note, 1.625%, 12/31/2019	25,318,350
11,445,000	U.S. Treasury Note, 2.000%, 2/15/2025	11,517,424
12,950,000	U.S. Treasury Note, 2.500%, 5/15/2024	13,603,574
5,000,000	U.S. Treasury Note, 3.125%, 5/15/2021	5,443,360

		1,222,506,697

	Wireless — 1.5%
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,581,879
16,595,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	17,935,428
1,910,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	2,103,387
17,355,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	17,433,097

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$11,460,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	$11,544,025
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,110,734
27,160,000	Softbank Corp., 4.500%, 4/15/2020, 144A	27,737,150
11,980,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,991,650
6,225,000	Ymobile Corp., 8.250%, 4/01/2018, 144A	6,481,781

		99,919,131

	Wirelines — 4.0%
3,380,000	Axtel SAB de CV, 9.000%, 1/31/2020, 144A	3,003,806
9,610,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,090,500
7,175,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	7,307,379
41,423,000	Embarq Corp., 7.995%, 6/01/2036	49,256,089
8,680,000	Frontier Communications Corp., 6.875%, 1/15/2025	8,593,200
9,885,000	Frontier Communications Corp., 7.125%, 1/15/2023	10,107,412
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,602,562
5,820,000	Frontier Communications Corp., 8.500%, 4/15/2020	6,532,950
13,565,000	Frontier Communications Corp., 8.750%, 4/15/2022	15,057,150
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	444,050
7,790,000	Level 3 Financing, Inc., 5.625%, 2/01/2023, 144A	8,004,225
525,000	Oi S.A., 5.750%, 2/10/2022, 144A	428,138
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,263,844
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,125,000
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,547,685
26,306,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	30,063,391
16,044,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	14,014,434
17,288,000	Verizon Communications, Inc., 2.625%, 2/21/2020	17,588,120
41,745,000	Verizon Communications, Inc., 4.400%, 11/01/2034(c)	42,523,711
8,580,000	Verizon Communications, Inc., 5.050%, 3/15/2034	9,316,499
25,905,000	Windstream Corp., 7.500%, 4/01/2023	24,739,275

		270,609,420

	Total Bonds and Notes (Identified Cost $6,495,000,329)	6,477,401,033

Senior Loans — 1.3%
	Automotive — 0.0%
277,200	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(b)	277,375
2,531,353	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	2,526,087

		2,803,462

	Cable Satellite — 0.1%
3,612,653	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,597,082

	Diversified Manufacturing — 0.0%
2,987,735	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	2,614,269

	Electric — 0.1%
5,387,519	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	5,368,447

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 0.1%
$11,682,000	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(b)	$11,652,795

	Industrial Other — 0.1%
4,493,206	Allison Transmission, Inc., New Term Loan B3, 8/23/2019(i)	4,491,544

	Leisure — 0.1%
3,543,150	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(b)	3,557,075

	Lodging — 0.2%
11,915,095	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 6/27/2020(b)	11,890,312

	Midstream — 0.2%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	6,157,343
7,689,232	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(b)	7,664,242

		13,821,585

	Pharmaceuticals — 0.1%
2,295,613	Valeant Pharmaceuticals International, Delayed Draw Term Loan B F2, 3/10/2022(i)	2,305,254
2,997,050	Valeant Pharmaceuticals International, Term Loan B F1, 3/13/2022(i)	3,009,638

		5,314,892

	Technology — 0.1%
4,780,448	GXS Group, Inc., Term Loan B, 3.250%, 1/16/2021(b)	4,793,594

	Wirelines — 0.2%
6,668,152	CWC Cayman Finance Ltd., Secured Term Loan, 5.500%, 4/28/2017(b)	6,668,152
11,729,000	Level 3 Financing, Inc., Incremental Term Loan B5, 4.500%, 1/31/2022(b)	11,784,009

		18,452,161

	Total Senior Loans (Identified Cost $88,396,212)	88,357,218

Shares
Preferred Stocks — 0.2%
	Banking — 0.0%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,818,414
266	Ally Financial, Inc., Series G, 7.000%, 144A	271,694

		2,090,108

	Cable Satellite — 0.2%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	9,483,489

	Finance Companies — 0.0%
5,510	SLM Corp., Series A, 6.970%	272,249

	Total Preferred Stocks (Identified Cost $10,954,336)	11,845,846

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 13.3%
$337,509	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $337,509 on 4/01/2015 collateralized by $338,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $344,341 including accrued interest (Note 2 of Notes to Financial Statements)	$337,509
875,326,709	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $875,326,952 on 4/01/2015 collateralized by $1,800,000 Federal Farm Credit Banks, 1.000% due 9/25/2017 valued at $1,804,500; $5,430,000 Federal Home Loan Mortgage Corp., 1.000% due 9/27/2017 valued at $5,443,575; $11,995,000 U.S. Treasury Note, 1.875% due 9/30/2017 valued at $12,324,863; $816,920,000 U.S. Treasury Note, 2.625% due 11/15/2020 valued at $873,083,250; $170,000 U.S. Treasury Note, 3.500% due 2/15/2018 valued at $183,340 (Note 2 of Notes to Financial Statements)	875,326,709
27,925,000	U.S. Treasury Bills, 0.228%, 2/04/2016(j)	27,875,852

	Total Short-Term Investments (Identified Cost $903,534,759)	903,540,070

	Total Investments — 110.3% (Identified Cost $7,497,885,636)(a)	7,481,144,167
	Other assets less liabilities — (10.3)%	(697,084,815)

	Net Assets — 100.0%	$6,784,059,352

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized depreciation on investments based on a cost of $7,504,946,625 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$85,162,415
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(108,964,873)

	Net unrealized depreciation	$(23,802,458)

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(f)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(g)	Illiquid security. At March 31, 2015, the value of this security amounted to $12,295,000 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Position is unsettled. Contract rate was not determined at March 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $1,686,267,152 or 24.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	18.0%
Mortgage Related	14.6
Banking	7.9
Government Owned – No Guarantee	6.8
Non-Agency Commercial Mortgage-Backed Securities	5.3
Wirelines	4.2
Finance Companies	4.0
ABS Car Loan	3.1
Automotive	2.7
Midstream	2.5
Cable Satellite	2.2
Technology	2.0
Other Investments, less than 2% each	23.7
Short-Term Investments	13.3

Total Investments	110.3
Other assets less liabilities	(10.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 78.2% of Net Assets
Non-Convertible Bonds — 70.9%
	ABS Home Equity — 3.2%
$223,887	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.878%, 9/25/2045(b)	$215,618
300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.750%, 6/17/2031, 144A(b)	292,424
170,956	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	180,970
258,987	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	264,960
155,567	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	154,185
304,545	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.620%, 7/25/2037, 144A(b)	215,359
195,406	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	200,288
45,833	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.663%, 2/25/2035(b)	44,412
101,679	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.781%, 11/25/2034(b)	100,072
95,442	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	96,931
89,577	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.568%, 5/25/2035(b)	86,196
81,936	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	71,694
502,870	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	505,147
259,100	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	175,151
316,589	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.444%, 4/25/2035(b)	273,893
247,680	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.625%, 11/20/2035(b)	232,571
67,746	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	68,057
382,128	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.730%, 6/19/2035(b)	369,715
293,809	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.979%, 7/19/2035(b)	278,690
72,561	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.815%, 12/25/2034(b)	69,907
503,976	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.690%, 9/25/2035(b)	506,560
169,463	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	142,735
92,048	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.446%, 3/25/2036(b)	73,502
363,831	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.674%, 1/25/2036(b)(c)	243,802
139,376	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	136,083
468,596	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.682%, 3/25/2035(b)	412,414

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$450,470	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	$357,612
93,493	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.878%, 5/25/2036(b)	84,527
293,265	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	300,954
544,451	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.942%, 1/25/2047(b)	489,727
105,412	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.888%, 4/25/2047(b)	91,743

		6,735,899

	ABS Other — 0.4%
308,155	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	311,021
139,525	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	149,659
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	450,789

		911,469

	Aerospace & Defense — 2.0%
125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	130,313
355,000	KLX, Inc., 5.875%, 12/01/2022, 144A	354,112
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,526,250
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,008,000
620,000	TransDigm, Inc., 6.000%, 7/15/2022	620,000
515,000	TransDigm, Inc., 6.500%, 7/15/2024	517,575

		4,156,250

	Airlines — 0.2%
3,168	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	3,288
124,368	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	129,358
192,809	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	197,148

		329,794

	Automotive — 0.4%
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	609,150
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	317,750

		926,900

	Banking — 1.5%
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	618,508
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	714,260
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	69,717
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	795,367
800,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	900,877

		3,098,729

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brokerage — 0.5%
$1,075,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$999,750

	Building Materials — 2.1%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	747,600
695,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	736,700
486,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	493,290
50,000	Masco Corp., 6.500%, 8/15/2032	53,500
345,000	Masco Corp., 7.750%, 8/01/2029	400,200
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	259,088
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	835,000
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	208,676
555,000	Vulcan Materials Co., 4.500%, 4/01/2025	563,325

		4,297,379

	Cable Satellite — 4.0%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	818,850
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	479,750
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	439,675
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,581
250,000	CCOH Safari LLC, 5.500%, 12/01/2022	255,625
245,000	CCOH Safari LLC, 5.750%, 12/01/2024	252,350
895,000	DISH DBS Corp., 5.125%, 5/01/2020	901,713
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,622,025
155,000	Numericable-SFR, 5.375%, 5/15/2022, 144A, (EUR)	174,180
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	520,150
1,485,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A	1,570,387
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	278,250
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	516,525
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	388,594
130,000	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	133,088

		8,366,743

	Chemicals — 1.5%
265,000	Braskem Finance Ltd., 6.450%, 2/03/2024	255,725
535,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	528,981
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,391,088
1,125,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,029,375

		3,205,169

	Consumer Cyclical Services — 1.2%
515,000	IHS, Inc., 5.000%, 11/01/2022, 144A	517,266
732,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	777,750
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,108,687

		2,403,703

	Electric — 1.7%
520,000	AES Corp. (The), 5.500%, 4/15/2025	514,800
525,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	551,906
390,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	403,650

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(f)	$1,807,618
12,608	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	13,396
255,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	264,563

		3,555,933

	Environmental — 0.2%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	338,769

	Finance Companies — 5.0%
1,680,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021, 144A	1,736,700
685,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021, 144A	726,956
130,000	Aircastle Ltd., 5.500%, 2/15/2022	138,288
910,000	CIT Group, Inc., 3.875%, 2/19/2019	900,900
65,000	CIT Group, Inc., 5.000%, 8/15/2022	66,706
545,000	CIT Group, Inc., 5.000%, 8/01/2023	558,625
600,000	iStar Financial, Inc., 4.000%, 11/01/2017	592,500
505,000	iStar Financial, Inc., 5.000%, 7/01/2019	505,000
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	959,175
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	601,088
870,000	Navient Corp., 5.000%, 10/26/2020	853,687
200,000	Navient Corp., 5.875%, 3/25/2021	199,250
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	448,050
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	514,350
445,000	Springleaf Finance Corp., 5.250%, 12/15/2019	439,994
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,215,450

		10,456,719

	Financial Other — 0.8%
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	708,031
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	185,400
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	836,160

		1,729,591

	Food & Beverage — 0.9%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	461,061
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	156,037
605,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	710,875
480,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	516,000

		1,843,973

	Gaming — 1.4%
100,000	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018	102,750
740,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020	758,500
725,000	MGM Resorts International, 6.000%, 3/15/2023	744,938
1,205,000	MGM Resorts International, 6.750%, 10/01/2020	1,292,362

		2,898,550

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — 0.8%
$530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	$499,684
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	808,673
465,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	424,486

		1,732,843

	Health Insurance — 0.5%
1,025,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	1,076,250

	Healthcare — 4.5%
360,000	Amsurg Corp., 5.625%, 7/15/2022	368,100
315,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	283,106
405,000	Catamaran Corp., 4.750%, 3/15/2021	450,056
1,330,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,421,437
155,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	157,616
145,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	151,888
170,000	HCA, Inc., 7.050%, 12/01/2027	181,050
655,000	HCA, Inc., 7.500%, 12/15/2023	744,244
145,000	HCA, Inc., 7.500%, 11/06/2033	156,600
590,000	HCA, Inc., 7.690%, 6/15/2025	666,700
480,000	HCA, Inc., 8.360%, 4/15/2024	566,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	918,400
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	558,775
305,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021	319,487
80,000	Omnicare, Inc., 4.750%, 12/01/2022	82,600
65,000	Omnicare, Inc., 5.000%, 12/01/2024	67,925
540,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	529,200
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	307,675
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	587,375
720,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	756,900

		9,275,534

	Home Construction — 2.5%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(g)	24,120
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	645,000
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	527,500
1,855,000	Pulte Group, Inc., 6.000%, 2/15/2035(f)	1,845,725
925,000	Standard Pacific Corp., 5.875%, 11/15/2024	950,437
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	81,025
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(g)	22,100
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(g)	121,550
915,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	893,269

		5,110,726

	Independent Energy — 7.0%
205,000	American Energy-Permian Basin LLC/AEPB Finance Corp., 7.125%, 11/01/2020, 144A	156,313
490,000	Antero Resources Corp., 5.125%, 12/01/2022	470,400
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	82,575
840,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	768,600

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	$340,400
620,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	602,950
75,000	California Resources Corp., 5.000%, 1/15/2020, 144A	67,688
845,000	California Resources Corp., 5.500%, 9/15/2021, 144A	749,684
380,000	California Resources Corp., 6.000%, 11/15/2024, 144A	333,450
550,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	515,625
280,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	289,100
315,000	Cimarex Energy Co., 4.375%, 6/01/2024	312,637
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	70,525
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	125,925
335,000	Continental Resources, Inc., 3.800%, 6/01/2024	308,783
215,000	Continental Resources, Inc., 4.500%, 4/15/2023	208,664
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	79,925
490,000	Halcon Resources Corp., 9.750%, 7/15/2020	345,450
220,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	205,700
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	377,200
60,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	55,500
265,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	249,762
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	609,375
485,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	480,150
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	392,000
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	510,900
1,000,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	672,500
150,000	Rex Energy Corp., 8.875%, 12/01/2020	117,000
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	999,375
155,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	147,250
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,352,487
330,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	331,650
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	296,587
70,000	Sanchez Energy Corp., 7.750%, 6/15/2021	67,900
920,000	SM Energy Co., 5.000%, 1/15/2024	866,180
35,000	SM Energy Co., 6.125%, 11/15/2022, 144A	34,825
395,000	Southwestern Energy Co., 4.950%, 1/23/2025	401,748
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	103,788
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	54,038
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	451,587

		14,606,196

	Industrial Other — 0.3%
265,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	274,275
330,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	351,450

		625,725

	Integrated Energy — 0.4%
100,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	58,250
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	528,000
580,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	341,156

		927,406

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Leisure — 0.3%
$655,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A	$556,750

	Media Entertainment — 0.6%
1,000,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,052,500
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	147,225

		1,199,725

	Metals & Mining — 2.3%
1,395,000	ArcelorMittal, 7.500%, 3/01/2041(f)	1,450,800
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	719,475
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	182,658
460,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	340,400
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	399,050
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	161,437
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	249,075
1,260,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,210,674

		4,713,569

	Midstream — 3.9%
1,015,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 4/01/2023, 144A	1,025,150
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	204,000
270,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	276,048
230,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/2020	241,500
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	57,475
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	396,900
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	447,225
405,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	437,400
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	320,075
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	379,225
385,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	387,526
455,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	449,881
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	439,344
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	885,912
408,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	405,960
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	24,062
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	309,000
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	100,500

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	$314,250
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,713
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	365,650
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	373,050
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A	183,600

		8,039,446

	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)(f)	1,732,810
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	826,861
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	130,499
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.671%, 4/12/2049(b)	559,444

		3,249,614

	Oil Field Services — 0.3%
285,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	81,225
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	143,550
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	300,912
35,000	Parker Drilling Co., 6.750%, 7/15/2022	27,781
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	117,800
40,000	Transocean, Inc., 3.800%, 10/15/2022	29,188

		700,456

	Packaging — 0.8%
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	794,638
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	770,156

		1,564,794

	Pharmaceuticals — 1.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A(f)	1,599,675
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	560,475
145,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	152,794
70,000	Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/2021, 144A	75,709
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	337,512

		2,726,165

	Property & Casualty Insurance — 0.4%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	805,650

	Retailers — 1.6%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	43,200
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	492,637
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	229,088
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	40,425

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$280,000	Family Tree Escrow LLC, 5.750%, 3/01/2023, 144A	$294,700
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,068,637
280,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A	280,700
255,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	240,975
245,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	240,100
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	317,200
135,000	Toys R Us, Inc., 7.375%, 10/15/2018	92,138

		3,339,800

	Supermarkets — 0.4%
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	773,713
140,000	SUPERVALU, Inc., 7.750%, 11/15/2022	149,100

		922,813

	Supranational — 1.9%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.000%, 3/03/2016, (INR)	488,325
458,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	736,812
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	330,407
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,680,177
2,175,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	679,306

		3,915,027

	Technology — 4.0%
2,500,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(f)	2,525,000
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,949,300
550,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	528,000
445,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	407,175
330,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	329,588
430,000	Equinix, Inc., 4.875%, 4/01/2020	443,975
480,000	Equinix, Inc., 5.375%, 1/01/2022	500,400
260,000	First Data Corp., 10.625%, 6/15/2021	295,750
187,000	iGATE Corp., 4.750%, 4/15/2019	188,169
215,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	222,256
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	534,312
440,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	421,300

		8,345,225

	Transportation Services — 0.4%
275,000	APL Ltd., 8.000%, 1/15/2024(h)	236,500
550,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	555,489

		791,989

	Treasuries — 4.3%
165,000(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	1,082,283
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	902,091

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
116,500(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	$871,348
184,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,566,596
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	237,136
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(f)	3,093,960
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	320,769
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	757,861

		8,832,044

	Wireless — 1.7%
100,000	Altice S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,041
355,000	Altice S.A., 7.625%, 2/15/2025, 144A	355,666
785,000	Altice S.A., 7.750%, 5/15/2022, 144A	798,247
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	379,152
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	398,249
800,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(g)	40,000
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	721,155
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	381,563
180,000	Wind Acquisition Finance S.A., 4.071%, 7/15/2020, 144A, (EUR)(b)	193,061
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	200,500

		3,579,634

	Wirelines — 2.1%
332,000	Axtel SAB de CV, 9.000%, 1/31/2020, 144A	295,048
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	720,863
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	123,500
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	21,865
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	433,350
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	723,964
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,163,575
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	369,150
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	39,463
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	99,238
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	471,375

		4,461,391

	Total Non-Convertible Bonds (Identified Cost $150,254,666)	147,354,092

Convertible Bonds — 7.3%
	Construction Machinery — 0.8%
1,055,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,648,438

	Consumer Cyclical Services — 1.4%
465,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	553,350
400,000	Jarden Corp., 1.125%, 3/15/2034	475,000
505,000	KB Home, 1.375%, 2/01/2019	482,906
645,000	Lennar Corp., 3.250%, 11/15/2021, 144A	1,438,753

		2,950,009

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Energy — 0.6%
$420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$402,412
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	759,544
680,000	Peabody Energy Corp., 4.750%, 12/15/2066	228,854

		1,390,810

	Pharmaceuticals — 2.0%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	86,311
239,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	361,936
829,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021	958,013
340,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	1,464,763
285,000	Mylan, Inc., 3.750%, 9/15/2015	1,267,003

		4,138,026

	REITs—Mortgage — 0.2%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	367,156

	Retailers — 0.4%
490,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	559,213
200,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	266,875

		826,088

	Technology — 1.8%
95,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	99,928
1,155,000	Ciena Corp., 3.750%, 10/15/2018, 144A	1,415,597
465,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	541,144
115,000	Novellus Systems, Inc., 2.625%, 5/15/2041	234,816
105,000	Nuance Communications, Inc., 2.750%, 11/01/2031	104,212
475,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	681,328
610,000	Rovi Corp., 0.500%, 3/01/2020, 144A	581,406
140,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	164,150

		3,822,581

	Transportation Services — 0.1%
115,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	136,203

	Total Convertible Bonds (Identified Cost $12,738,670)	15,279,311

	Total Bonds and Notes (Identified Cost $162,993,336)	162,633,403

Senior Loans — 1.5%
	Construction Machinery — 0.0%
18,579	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	18,208

	Consumer Cyclical Services — 0.2%
499,856	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	486,110

	Media Entertainment — 0.0%
93,847	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	76,016

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 0.0%
$76,830	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	$59,303

	Other Utility — 0.2%
230,888	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	228,579
12,623	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,497
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	92,387

		333,463

	Supermarkets — 0.4%
550,000	Albertson’s Holdings LLC, Term Loan B4, 5.500%, 8/25/2021(b)	554,356
282,580	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	283,286

		837,642

	Transportation Services — 0.1%
99,250	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	98,506

	Wirelines — 0.6%
1,225,000	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,245,421
25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	24,797

		1,270,218

	Total Senior Loans (Identified Cost $3,181,436)	3,179,466

Shares
Preferred Stocks — 5.3%
Convertible Preferred Stocks — 3.8%
	Electric — 0.3%
10,707	NextEra Energy, Inc., 5.889%	700,559

	Food Products — 0.7%
29,354	Tyson Foods, Inc., 4.750%	1,423,082

	Metals & Mining — 0.6%
19,854	Alcoa, Inc., Series 1, 5.375%	870,399
21,500	ArcelorMittal, 6.000%	322,930

		1,193,329

	Pharmaceuticals — 0.9%
1,863	Actavis PLC, Series A, 5.500%	1,885,356

	REITs – Diversified — 0.7%
6,370	Crown Castle International Corp., Series A, 4.500%	667,767
14,399	Weyerhaeuser Co., Series A, 6.375%	787,914

		1,455,681

	REITs – Mortgage — 0.2%
8,025	iStar Financial, Inc., Series J, 4.500%	450,925

	Utility Other — 0.4%
5,356	Dominion Resources, Inc., Series B, 6.000%	302,078
7,126	Dominion Resources, Inc., Series A, 6.125%	400,196

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Utility Other — continued
1,424	Dominion Resources, Inc., 6.375%	$68,922

		771,196

	Total Convertible Preferred Stocks (Identified Cost $7,992,870)	7,880,128

Non-Convertible Preferred Stocks — 1.5%
	Banking — 1.2%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%(f)	2,101,196
483	Ally Financial, Inc., Series G, 7.000%, 144A	493,339

		2,594,535

	Finance Companies — 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	318,860
7,500	iStar Financial, Inc., Series F, 7.800%	184,125
550	iStar Financial, Inc., Series G, 7.650%	13,381

		516,366

	Total Non-Convertible Preferred Stocks (Identified Cost $2,876,042)	3,110,901

	Total Preferred Stocks (Identified Cost $10,868,912)	10,991,029

Common Stocks — 1.3%
	Automobiles — 0.9%
50,658	General Motors Co.	1,899,675

	Oil, Gas & Consumable Fuels — 0.3%
14,882	Kinder Morgan, Inc.	625,937

	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(i)	245,767

	Total Common Stocks (Identified Cost $2,413,285)	2,771,379

Warrants — 0.1%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(h)(i)(j)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(i)	92,299

	Total Warrants (Identified Cost $29,892)	92,299

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 12.1%
$7,989	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $7,989 on 4/01/2015 collateralized by $8,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $8,235 including accrued interest (Note 2 of Notes to Financial Statements)	$7,989
24,702,565	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $24,702,571 on 4/01/2015 collateralized by $25,135,000 Federal Home Loan Bank, 1.000% due 9/25/2017 valued at $25,197,838 including accrued interest (Note 2 of Notes to Financial Statements)	24,702,565
460,000	U.S. Treasury Bills 0.040%, 2/24/2015(k)(l)	459,907

	Total Short-Term Investments (Identified Cost $25,170,463)	25,170,461

	Total Investments — 98.5% (Identified Cost $204,657,324)(a)	204,838,037
	Other assets less liabilities — 1.5%	3,073,213

	Net Assets — 100.0%	$207,911,250

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $204,836,566 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,150,766
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,149,295)

	Net unrealized appreciation	$1,471

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2015, interest payments were made in cash.
(f)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Illiquid security. At March 31, 2015, the value of these securities amounted to $236,500 or 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(i)	Non-income producing security.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(j)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of this security amounted to less than 0.1% of net assets.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $60,154,254 or 28.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	4/30/2015	Euro	1,300,000	$1,398,338	$66,112
Buy[2]	4/23/2015	Mexican Peso	47,100,000	3,084,250	(55,833)
Sell[2]	4/23/2015	Mexican Peso	47,100,000	3,084,250	138,797

Total					$149,076

1 Counterparty is Bank of America, N.A.

2 Counterparty is UBS AG

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2015	46	$5,929,688	$(51,729)
30 Year U.S. Treasury Bond	6/19/2015	16	2,622,000	(23,311)

				$(75,040)

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Independent Energy	7.0%
Technology	5.8
Finance Companies	5.3
Healthcare	4.5
Treasuries	4.3
Pharmaceuticals	4.2
Cable Satellite	4.0
Midstream	4.0
ABS Home Equity	3.2
Metals & Mining	2.9
Consumer Cyclical Services	2.8
Wirelines	2.7
Banking	2.7
Home Construction	2.5
Building Materials	2.1
Electric	2.0
Retailers	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	22.4
Short-Term Investments	12.1

Total Investments	98.5
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 97.8% of Net Assets
Non-Convertible Bonds — 97.7%
	Australia — 2.2%
155,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)(b)	$139,748

	Belgium — 4.3%
25,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	27,422
50,000	Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	82,757
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)(b)	162,170

		272,349

	Brazil — 0.4%
30,000	Petrobras Global Finance BV, 3.151%, 3/17/2020(c)	25,875

	Canada — 4.9%
125,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	101,118
90,000	Province of Ontario Canada, EMTN, 4.750%, 4/23/2019, (EUR)	114,890
85,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	95,127

		311,135

	Colombia — 0.2%
15,000	Ecopetrol S.A., 4.125%, 1/16/2025	14,361

	Denmark — 1.0%
370,000	Denmark Government Bond, 4.000%, 11/15/2019, (DKK)	63,629

	Finland — 5.6%
40,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	47,505
210,000	Finland Government Bond, 4.000%, 7/04/2025, 144A, (EUR)(b)	309,485

		356,990

	France — 1.0%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	62,603

	Germany — 12.4%
30,000	BMW Finance NV, 2.375%, 1/24/2023, (EUR)	36,155
110,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(b)	133,349
325,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	406,124
35,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)	64,428
40,000	Bundesrepublik Deutschland, 4.750%, 7/04/2034, (EUR)	76,715
30,000	Telefonica Deutschland Finance Co., 2.375%, 2/10/2021, (EUR)	34,859
40,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	44,431

		796,061

	Ireland — 1.1%
60,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	71,397

	Italy — 7.6%
50,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	93,115
30,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	43,841
75,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	88,261
190,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	260,316

		485,533

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — 26.8%
80,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	$705,856
21,100,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	183,069
6,750,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	60,990
9,500,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	92,039
8,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	76,852
5,750,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)	51,406
56,000,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	542,155

		1,712,367

	Luxembourg — 0.4%
25,000	ArcelorMittal, 6.250%, 3/01/2021	26,562

	Mexico — 3.1%
29,300(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	200,998

	Netherlands — 0.3%
15,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)(b)	18,613

	Norway — 2.1%
570,000	Norway Government Bond, 2.000%, 5/24/2023, (NOK)	74,162
450,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	59,822

		133,984

	Poland — 1.5%
145,000	Poland Government Bond, 3.250%, 7/25/2019, (PLN)	40,429
55,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)(b)	56,783

		97,212

	Singapore — 0.2%
15,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	11,259

	South Africa — 0.5%
415,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	34,541

	Spain — 4.9%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	90,986
25,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	37,991
130,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	185,900

		314,877

	Sweden — 0.8%
385,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)	52,475

	United Kingdom — 5.2%
10,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	17,563
45,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	85,362
40,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)	76,017
30,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(b)	59,893
20,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	43,485
25,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	48,686

		331,006

	United States — 11.2%
50,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	60,348
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	96,738

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$10,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	$9,375
10,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	9,700
15,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	15,094
95,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(b)	107,478
50,000	JPMorgan Chase & Co., EMTN, 3.875%, 9/23/2020, (EUR)	62,765
15,000	KB Home, 4.750%, 5/15/2019	14,662
20,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	21,687
5,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/2020	5,250
15,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	15,262
5,000	Newfield Exploration Co., 5.375%, 1/01/2026	5,051
35,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	11,638
5,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,900
5,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	5,188
15,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	19,226
130,000	U.S. Treasury Note, 0.250%, 5/15/2015	130,020
20,000	U.S. Treasury Note, 0.250%, 11/30/2015(e)	20,005
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	47,644
25,000	Verizon Communications, Inc., 5.050%, 3/15/2034	27,146
30,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	29,475

		718,652

	Total Non-Convertible Bonds (Identified Cost $7,225,649)	6,252,227

Convertible Bonds — 0.1%
	United States — 0.1%
5,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019 (Identified Cost $5,000)	5,922

	Total Bonds and Notes (Identified Cost $7,230,649)	6,258,149

Shares
Preferred Stocks — 0.8%
	United States — 0.8%
100	Alcoa, Inc., Series 1, 5.375%	4,384
64	Dominion Resources, Inc., Series B, 6.000%	3,610
164	Dominion Resources, Inc., Series A, 6.125%	9,210
448	Tyson Foods, Inc., 4.750%	21,719
206	Weyerhaeuser Co., Series A, 6.375%	11,272

	Total Preferred Stocks (Identified Cost $49,457)	50,195

	Total Investments — 98.6% (Identified Cost $7,280,106)(a)	6,308,344
	Other assets less liabilities — 1.4%	92,594

	Net Assets — 100.0%	$6,400,938

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized depreciation on investments based on a cost of $7,360,742 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$96,208
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,148,606)

	Net unrealized depreciation	$(1,052,398)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $429,378 or 6.7% of net assets.
EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	5/13/2015	British Pound	25,000	$37,075	$(26)
Sell[1]	5/13/2015	British Pound	5,000	7,415	—
Buy[2]	6/17/2015	Canadian Dollar	272,500	214,932	(2,631)
Buy[1]	5/13/2015	Euro	75,000	80,687	(915)
Buy[3]	5/20/2015	Indonesian Rupiah	1,020,500,000	77,152	(1,167)
Sell[3]	5/20/2015	Indonesian Rupiah	862,500,000	65,207	(211)
Sell[3]	5/20/2015	Indonesian Rupiah	158,000,000	11,945	52
Buy[3]	5/18/2015	Japanese Yen	58,700,000	489,736	(4,013)
Sell[3]	5/18/2015	Japanese Yen	4,000,000	33,372	(62)
Sell[3]	5/18/2015	Japanese Yen	37,600,000	313,698	451
Buy[1]	6/11/2015	South Korean Won	207,100,000	186,252	(2,081)
Sell[1]	6/11/2015	South Korean Won	15,000,000	13,490	20

Total					$(10,583)

At March 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/28/2015	Euro	72,076	Norwegian Krone[1]	620,000	$(611)
6/17/2015	Euro	149,308	New Zealand Dollar[3]	215,500	(781)
5/13/2015	Japanese Yen	2,357,201	South Korean Won[1]	22,000,000	138
6/17/2015	New Zealand Dollar	215,500	Euro[3]	144,616	(4,269)
4/28/2015	Norwegian Krone	620,000	Euro[1]	70,410	(1,181)
5/13/2015	South Korean Won	22,000,000	Japanese Yen[1]	2,374,579	7

Total					$(6,697)

1 Counterparty is Credit Suisse International.

2 Counterparty is UBS AG.

3 Counterparty is Bank of America, N.A.

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	6/08/2015	2	$278,339	$556

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	60.3%
Government Guaranteed	11.0
Local Authorities	5.5
Banking	3.3
Food & Beverage	3.2
Electric	3.0
Wirelines	2.2
Other Investments, less than 2% each	10.1

Total Investments	98.6
Other assets less liabilities (including forward foreign currency and futures contracts)	1.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

Euro	39.9%
Japanese Yen	26.8
British Pound	10.9
United States Dollar	8.0
Mexican Peso	3.1
Australian Dollar	2.2
Norwegian Krone	2.1
Other, less than 2% each	5.6

Total Investments	98.6
Other assets less liabilities (including forward foreign currency and futures contracts)	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.0% of Net Assets
	ABS Car Loan — 1.4%
$1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	$1,168,397
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,704,411
1,045,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	1,047,147
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,514,924
2,120,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,118,289

		10,553,168

	Agency Commercial Mortgage-Backed Securities — 12.0%
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,643,872
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,744,136
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,265,072
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,928,577
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,684,700
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	723,930
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,671,800
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,105,796
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,621,795
2,458,972	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.521%, 4/25/2019(b)	2,459,390
2,254,340	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.501%, 11/25/2021(b)	2,255,717
300,104	Government National Mortgage Association, Series 2003-72, Class Z, 5.363%, 11/16/2045(b)	328,387
216,796	Government National Mortgage Association, Series 2003-88, Class Z, 4.931%, 3/16/2046(b)	234,238
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 4.039%, 8/16/2051(b)	14,220,832

		91,888,242

	Collateralized Mortgage Obligations — 15.9%
147,390	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.720%, 5/15/2023(b)	149,214

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$94,930	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.460%, 8/15/2023(b)	$95,318
356,355	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	395,860
369,364	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.575%, 11/15/2032(b)	370,655
2,203,435	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	2,333,032
3,383,494	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	3,530,162
3,159,788	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	3,556,243
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,935,086
2,712,789	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	2,796,156
5,512,791	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	6,081,225
2,777,136	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.084%, 6/15/2048	2,833,179
3,535,676	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.317%, 12/15/2036	3,713,167
165,334	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	169,072
2,066,052	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	2,349,289
114,250	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.750%, 9/25/2022(b)	116,176
93,030	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.610%, 4/25/2024(b)	93,672
22,607	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.730%, 8/25/2042(b)	22,536
1,583,855	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	1,742,448
1,567,001	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	1,632,692
1,622,597	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.234%, 7/25/2037(b)	1,574,119
3,413,760	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.738%, 8/25/2038(b)	3,446,649
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.174%, 7/25/2043(b)	5,217,288
80,551	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.350%, 4/25/2023(b)	81,066
13,449	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.324%, 3/25/2044(b)	14,264

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,557,738	Government National Mortgage Association, Series 2010-H20, Class AF, 0.501%, 10/20/2060(b)	$1,550,170
1,398,379	Government National Mortgage Association, Series 2010-H24, Class FA, 0.521%, 10/20/2060(b)	1,389,605
1,291,135	Government National Mortgage Association, Series 2011-H06, Class FA, 0.621%, 2/20/2061(b)	1,291,145
2,846,610	Government National Mortgage Association, Series 2012-124, Class HT, 7.216%, 7/20/2032(b)	3,252,241
7,274,547	Government National Mortgage Association, Series 2012-H15, Class FA, 0.621%, 5/20/2062(b)	7,299,877
1,477,285	Government National Mortgage Association, Series 2012-H18, Class NA, 0.691%, 8/20/2062(b)	1,483,148
7,660,551	Government National Mortgage Association, Series 2012-H29, Class HF, 0.671%, 10/20/2062(b)	7,689,347
7,398,896	Government National Mortgage Association, Series 2013-H02, Class GF, 0.671%, 12/20/2062(b)	7,426,916
5,462,988	Government National Mortgage Association, Series 2013-H08, Class FA, 0.521%, 3/20/2063(b)	5,427,124
4,442,313	Government National Mortgage Association, Series 2013-H10, Class FA, 0.571%, 3/20/2063(b)	4,431,949
13,780,561	Government National Mortgage Association, Series 2013-H22, Class FT, 0.820%, 4/20/2063(b)	13,990,302
8,308,243	Government National Mortgage Association, Series 2014-H14, Class FA, 0.671%, 7/20/2064(b)	8,284,681
5,891,454	Government National Mortgage Association, Series 2014-H15, Class FA, 0.671%, 7/20/2064(b)	5,887,400
522,511	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.528%, 12/07/2020(b)	522,991
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,643,004
1,176,902	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.621%, 10/07/2020(b)	1,183,791
1,713,344	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.735%, 12/08/2020(b)	1,729,226
107,098	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.735%, 12/08/2020(b)	108,098

		120,839,583

	Hybrid ARMs — 18.8%
1,467,479	FHLMC, 2.131%, 6/01/2037(b)	1,551,396
4,107,755	FHLMC, 2.273%, 9/01/2035(b)	4,369,625
1,683,767	FHLMC, 2.290%, 4/01/2036(b)	1,794,665
1,195,557	FHLMC, 2.308%, 11/01/2038(b)	1,276,266
3,178,507	FHLMC, 2.345%, 7/01/2033(b)	3,393,179
2,040,201	FHLMC, 2.376%, 9/01/2038(b)	2,183,543
7,737,304	FHLMC, 2.380%, 3/01/2037(b)	8,273,572
5,194,360	FHLMC, 2.388%, 2/01/2036(b)	5,550,749
970,626	FHLMC, 2.388%, 4/01/2037(b)	1,035,799
411,018	FHLMC, 2.393%, 9/01/2038(b)	440,084
2,661,437	FHLMC, 2.418%, 2/01/2036(b)	2,849,753
2,339,695	FHLMC, 2.447%, 3/01/2036(b)	2,490,556
1,870,632	FHLMC, 2.455%, 3/01/2038(b)	2,006,403
959,153	FHLMC, 2.480%, 12/01/2034(b)	1,026,518

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$3,171,752	FHLMC, 2.484%, 4/01/2037(b)	$3,396,841
776,609	FHLMC, 2.488%, 2/01/2035(b)	832,701
786,834	FHLMC, 2.805%, 3/01/2037(b)	850,679
893,761	FHLMC, 2.942%, 11/01/2038(b)	951,482
1,393,078	FHLMC, 3.494%, 9/01/2038(b)	1,469,981
194,196	FHLMC, 5.398%, 12/01/2037(b)	206,785
292,996	FNMA, 1.910%, 2/01/2037(b)	308,837
3,108,772	FNMA, 1.921%, 7/01/2035(b)	3,270,341
6,353,458	FNMA, 2.022%, 9/01/2037(b)	6,816,981
4,949,726	FNMA, 2.097%, 4/01/2037(b)	5,250,546
4,582,825	FNMA, 2.148%, 7/01/2035(b)	4,890,879
542,385	FNMA, 2.158%, 8/01/2035(b)	578,104
1,304,173	FNMA, 2.162%, 8/01/2034(b)	1,394,979
935,234	FNMA, 2.219%, 10/01/2033(b)	997,842
2,352,047	FNMA, 2.268%, 4/01/2037(b)	2,504,056
1,597,580	FNMA, 2.270%, 9/01/2036(b)	1,709,028
922,789	FNMA, 2.278%, 9/01/2034(b)	991,560
3,978,624	FNMA, 2.289%, 11/01/2033(b)	4,245,313
802,514	FNMA, 2.310%, 12/01/2034(b)	854,981
1,571,863	FNMA, 2.310%, 1/01/2036(b)	1,681,495
2,367,791	FNMA, 2.328%, 6/01/2036(b)	2,533,536
530,671	FNMA, 2.331%, 4/01/2033(b)	569,660
8,428,879	FNMA, 2.348%, 10/01/2034(b)	9,017,047
3,950,693	FNMA, 2.348%, 8/01/2035(b)	4,192,644
6,064,736	FNMA, 2.349%, 4/01/2034(b)	6,475,361
4,386,291	FNMA, 2.363%, 9/01/2037(b)	4,667,067
1,816,772	FNMA, 2.380%, 4/01/2034(b)	1,937,940
4,993,312	FNMA, 2.405%, 6/01/2037(b)	5,351,949
2,130,073	FNMA, 2.412%, 6/01/2033(b)	2,247,675
2,850,788	FNMA, 2.412%, 10/01/2033(b)	3,048,318
5,575,406	FNMA, 2.424%, 3/01/2037(b)	5,989,365
1,874,018	FNMA, 2.445%, 2/01/2047(b)	2,003,212
979,273	FNMA, 2.464%, 2/01/2037(b)	1,043,334
465,231	FNMA, 2.558%, 8/01/2033(b)	498,980
5,190,918	FNMA, 2.558%, 7/01/2037(b)	5,537,066
612,650	FNMA, 2.637%, 8/01/2036(b)	657,466
1,684,712	FNMA, 2.667%, 5/01/2035(b)	1,816,506
3,158,632	FNMA, 2.973%, 6/01/2035(b)	3,378,820
983,254	FNMA, 4.630%, 8/01/2038(b)	1,049,022

		143,460,487

	Mortgage Related — 18.0%
162,469	FHLMC, 3.000%, 10/01/2026	170,400
1,207,897	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,290,441
968,834	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	1,045,361
429,009	FHLMC, 5.500%, 10/01/2023	472,998
37,651	FHLMC, 6.000%, 11/01/2019	40,301
883,156	FHLMC, 6.500%, with various maturities from 2017 to 2034(c)	1,034,454

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$9,001	FHLMC, 7.000%, 2/01/2016	$9,072
593	FHLMC, 7.500%, 6/01/2026	683
421	FHLMC, 8.000%, 9/01/2015	425
1,910	FHLMC, 10.000%, 7/01/2019	2,098
28,188	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	28,745
203,745	FNMA, 3.000%, 3/01/2042	209,024
3,300,721	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	3,687,452
1,616,068	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	1,812,626
2,642,395	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	2,913,748
442,646	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	509,878
21,842	FNMA, 7.000%, 12/01/2022	21,905
136,256	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	159,595
1,484	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	1,497
5,050,969	GNMA, 1.861%, 2/20/2061(b)	5,311,932
3,947,032	GNMA, 2.059%, 2/20/2063(b)	4,175,075
4,893,341	GNMA, 2.333%, 3/20/2063(b)	5,238,214
2,842,616	GNMA, 2.546%, 2/20/2063(b)	3,056,537
4,691,173	GNMA, 4.479%, 2/20/2062	5,097,818
4,759,838	GNMA, 4.521%, 12/20/2061	5,155,971
7,087,849	GNMA, 4.532%, 12/20/2062	7,804,325
18,236,391	GNMA, 4.556%, 12/20/2061	19,748,625
2,457,466	GNMA, 4.560%, 3/20/2062	2,664,751
12,313,392	GNMA, 4.583%, 11/20/2062	13,523,208
1,534,964	GNMA, 4.599%, 4/20/2063	1,698,120
4,368,519	GNMA, 4.604%, 6/20/2062	4,771,996
1,501,965	GNMA, 4.616%, 8/20/2061	1,617,364
1,906,156	GNMA, 4.639%, 3/20/2062	2,072,801
8,015,053	GNMA, 4.659%, 2/20/2062	8,731,791
3,832,505	GNMA, 4.689%, 2/20/2062	4,160,234
2,006,179	GNMA, 4.698%, 7/20/2061	2,156,165
8,508,918	GNMA, 4.700%, with various maturities in 2061(c)	9,161,720
1,877,748	GNMA, 4.717%, 3/20/2061	2,011,402
1,561,560	GNMA, 4.808%, 8/20/2062	1,693,000
849,591	GNMA, 5.167%, 4/20/2061	916,396
22,921	GNMA, 6.000%, 12/15/2031	26,716
106,076	GNMA, 6.500%, 5/15/2031	127,396
102,888	GNMA, 7.000%, 10/15/2028	119,805
4,966,811	Government National Mortgage Association, Series 2015-H04, Class FL, 0.641%, 2/20/2065(b)	4,967,074
7,517,756	Government National Mortgage Association, Series 2015-H05, Class FA, 0.471%, 4/20/2061(b)	7,513,704

		136,932,843

	Non-Agency Commercial Mortgage-Backed Securities — 8.2%
1,290,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,284,685
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.587%, 4/10/2049(b)	1,884,739

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	$399,031
3,700,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.575%, 12/15/2027, 144A(b)	3,703,337
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.125%, 6/15/2031, 144A(b)	3,211,705
3,040,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.022%, 10/15/2031, 144A(b)(d)	3,040,000
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	5,659,811
3,350,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.125%, 2/15/2027, 144A(b)	3,341,223
4,163,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	4,486,561
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,275,990
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.075%, 10/15/2029, 144A(b)	5,515,589
248,913	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)	258,378
2,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.155%, 7/15/2031, 144A(b)	2,364,637
1,632,562	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,741,066
1,095,621	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,157,928
4,535,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.671%, 4/12/2049(b)	4,537,490
1,432,208	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.909%, 6/11/2049(b)	1,555,550
1,754,388	PFP III Ltd., Series 2014-1, Class A, 1.345%, 6/14/2031, 144A(b)	1,757,151
3,420,000	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.227%, 4/15/2032, 144A(b)	3,400,003
3,700,000	Starwood Retail Property Trust, Inc., 1.392%, 11/15/2027, 144A(b)	3,719,791
3,851,498	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,049,939

		62,344,604

	Treasuries — 23.7%
2,405,000	U.S. Treasury Note, 0.625%, 9/30/2017	2,398,800
8,375,000	U.S. Treasury Note, 0.750%, 3/31/2018	8,337,706
33,180,000	U.S. Treasury Note, 0.875%, 10/15/2017	33,294,073
21,055,000	U.S. Treasury Note, 0.875%, 11/15/2017	21,110,922
30,745,000	U.S. Treasury Note, 0.875%, 1/15/2018	30,776,237
26,560,000	U.S. Treasury Note, 1.000%, 12/15/2017	26,703,185
22,950,000	U.S. Treasury Note, 1.250%, 1/31/2020	22,831,670
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	22,178,044
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,419,842
10,050,000	U.S. Treasury Note, 1.625%, 12/31/2019	10,177,976

		180,228,455

	Total Bonds and Notes (Identified Cost $744,084,661)	746,247,382

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.9%
$2,717,674	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $2,717,674 on 4/01/2015 collateralized by $2,480,000 U.S. Treasury Note, 3.125% due 2/15/2042 valued at $2,744,500 including accrued interest (Note 2 of Notes to Financial Statements)	$2,717,674
12,000,000	U.S. Treasury Bills, 0.030%, 6/18/2015(e)	11,999,604

	Total Short-Term Investments (Identified Cost $14,716,894)	14,717,278

	Total Investments — 99.9% (Identified Cost $758,801,555)(a)	760,964,660
	Other assets less liabilities — 0.1%	448,529

	Net Assets — 100.0%	$761,413,189

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $758,833,769 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,741,374
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,610,483)

	Net unrealized appreciation	$2,130,891

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Illiquid security. At March 31, 2015, the value of this security amounted to $3,040,000 or 0.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $41,891,289 or 5.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	23.7%
Hybrid ARMs	18.8
Mortgage Related	18.0
Collateralized Mortgage Obligations	15.9
Agency Commercial Mortgage-Backed Securities	12.0
Non-Agency Commercial Mortgage-Backed Securities	8.2
Other Investments, less than 2% each	1.4
Short-Term Investments	1.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$6,622,221,418	$179,946,770	$7,280,106	$756,083,881
Repurchase agreement(s) at cost	875,664,218	24,710,554	—	2,717,674
Net unrealized appreciation (depreciation)	(16,741,469)	180,713	(971,762)	2,163,105

Investments at value	7,481,144,167	204,838,037	6,308,344	760,964,660
Cash	232,466	9,386	—	—
Foreign currency at value (identified cost $0, $0, $72,395 and $0 respectively)	—	—	69,919	—
Receivable for Fund shares sold	94,350,326	650,510	554	1,603,468
Receivable for securities sold	29,488,205	1,033,578	95,115	—
Receivable for delayed delivery securities sold (Note 2)	753,037,464	—	—	—
Collateral received for delayed delivery securities or forward foreign currency contracts (Notes 2 and 4)	704,000	21,907	—	—
Dividends and interest receivable	67,766,601	2,502,254	74,092	2,498,808
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	204,909	668	—
Tax reclaims receivable	37,036	3,563	—	—

TOTAL ASSETS	8,426,760,265	209,264,144	6,548,692	765,066,936

LIABILITIES
Payable for securities purchased	198,801,671	869,282	—	1,509,439
Payable for delayed delivery securities purchased (Note 2)	1,433,250,173	—	—	—
Payable for Fund shares redeemed	7,280,078	96,012	—	1,187,981
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	55,833	17,948	—
Due to brokers (Note 2)	704,000	21,907	—	—
Payable for variation margin on futures contracts (Note 2)	—	20,875	5	—
Distributions payable	—	—	—	308,435
Management fees payable (Note 6)	1,757,666	105,024	1,948	234,788
Deferred Trustees’ fees (Note 6)	259,656	127,538	61,322	262,477
Administrative fees payable (Note 6)	230,028	7,419	260	27,160
Payable to distributor (Note 6d)	83,329	1,786	51	3,926
Other accounts payable and accrued expenses	334,312	47,218	66,220	119,541

TOTAL LIABILITIES	1,642,700,913	1,352,894	147,754	3,653,747

NET ASSETS	$6,784,059,352	$207,911,250	$6,400,938	$761,413,189

NET ASSETS CONSIST OF:
Paid-in capital	$6,813,304,100	$208,951,472	$8,245,781	$769,111,167
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	62,431	(981,259)	(247,035)	(1,596,585)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(10,114,486)	(281,828)	(601,145)	(8,264,498)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(19,192,693)	222,865	(996,663)	2,163,105

NET ASSETS	$6,784,059,352	$207,911,250	$6,400,938	$761,413,189

See accompanying notes to financial statements.

57  |

Statements of Assets and Liabilities (continued)

March 31, 2015 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,072,544,991	$46,044,080	$2,069,090	$328,827,453

Shares of beneficial interest	82,196,004	10,635,660	246,427	28,281,558

Net asset value and redemption price per share	$13.05	$4.33	$8.40	$11.63

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.66	$4.53	$8.80	$11.99

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$414,252	$60,136	$—	$3,376,718

Shares of beneficial interest	31,574	13,826	—	290,783

Net asset value and offering price per share	$13.12	$4.35	$—	$11.61

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$383,312,519	$14,605,627	$1,489,643	$57,828,635

Shares of beneficial interest	29,366,554	3,366,502	181,028	4,969,604

Net asset value and offering price per share	$13.05	$4.34	$8.23	$11.64

Class N shares:
Net assets	$1,984,897,089	$—	$—	$—

Shares of beneficial interest	150,951,370	—	—	—

Net asset value, offering and redemption price per share	$13.15	$—	$—	$—

Class Y shares:
Net assets	$3,342,890,501	$147,201,407	$2,842,205	$371,380,383

Shares of beneficial interest	254,344,697	34,082,766	336,921	31,842,934

Net asset value, offering and redemption price per share	$13.14	$4.32	$8.44	$11.66

See accompanying notes to financial statements.

|  58

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$78,841,996	$4,998,230	$86,867	$8,359,243
Dividends	103,664	329,213	1,084	—
Less net foreign taxes withheld	—	(1,106)	—	—

	78,945,660	5,326,337	87,951	8,359,243

Expenses
Management fees (Note 6)	7,452,734	583,777	23,702	1,366,821
Service and distribution fees (Note 6)	2,840,504	127,150	13,168	722,155
Administrative fees (Note 6)	950,393	41,508	1,686	159,010
Trustees’ fees and expenses (Note 6)	27,766	9,109	11,922	12,976
Transfer agent fees and expenses (Notes 6 and 7)	1,310,127	92,579	5,484	292,965
Audit and tax services fees	25,716	25,631	12,684	27,663
Custodian fees and expenses	105,282	25,493	13,574	19,664
Legal fees	16,869	870	40	3,348
Registration fees	627,998	46,716	39,971	68,774
Shareholder reporting expenses	59,580	7,594	2,789	20,922
Miscellaneous expenses	28,403	7,977	5,211	11,224

Total expenses	13,445,372	968,404	130,231	2,705,522
Less waiver and/or expense reimbursement (Note 6)	—	—	(85,458)	—

Net expenses	13,445,372	968,404	44,773	2,705,522

Net investment income	65,500,288	4,357,933	43,178	5,653,721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(213,285)	(550,100)	(320,751)	3,543,130
Futures contracts	—	(411,934)	11,860	—
Foreign currency transactions	(1,111,067)	464,703	(94,656)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(24,452,137)	(2,280,926)	(316,853)	(1,742,160)
Futures contracts	—	(126,082)	(2,088)	—
Foreign currency translations	(2,204,342)	13,956	(119)	—

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(27,980,831)	(2,890,383)	(722,607)	1,800,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,519,457	$1,467,550	$(679,429)	$7,454,691

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$65,500,288	$50,461,918	$4,357,933	$8,288,158
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,324,352)	24,167,793	(497,331)	4,801,655
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(26,656,479)	20,916,723	(2,393,052)	619,322

Net increase in net assets resulting from operations	37,519,457	95,546,434	1,467,550	13,709,135

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(12,560,348)	(16,342,911)	(924,708)	(2,319,281)
Class B	(5,358)	(25,257)	(1,632)	(10,542)
Class C	(3,708,965)	(5,957,503)	(254,341)	(607,126)
Class N	(15,812,995)	(1,590,647)	—	—
Class Y	(35,616,055)	(31,114,909)	(3,168,438)	(5,768,684)
Net realized capital gains
Class A	(4,930,224)	(136,985)	(1,004,492)	(2,541,543)
Class B	(3,385)	(359)	(2,711)	(15,464)
Class C	(2,095,167)	(68,534)	(348,393)	(825,367)
Class N	(4,180,187)	(6,286)	—	—
Class Y	(12,020,152)	(216,547)	(3,159,866)	(5,865,247)

Total distributions	(90,932,836)	(55,459,938)	(8,864,581)	(17,953,254)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	4,521,365,097	959,743,921	32,816,186	17,157,058

Net increase in net assets	4,467,951,718	999,830,417	25,419,155	12,912,939
NET ASSETS
Beginning of the period	2,316,107,634	1,316,277,217	182,492,095	169,579,156

End of the period	$6,784,059,352	$2,316,107,634	$207,911,250	$182,492,095

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$62,431	$2,265,864	$(981,259)	$(990,073)

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	International Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$43,178	$136,374	$5,653,721	$9,093,415
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(403,547)	(97,385)	3,543,130	685,538
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(319,060)	(15,372)	(1,742,160)	(170,093)

Net increase (decrease) in net assets resulting from operations	(679,429)	23,617	7,454,691	9,608,860

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(60,780)	(2,850,026)	(7,143,858)
Class B	—	—	(18,982)	(70,496)
Class C	—	(20,131)	(299,029)	(819,006)
Class Y	—	(19,438)	(3,572,604)	(5,695,825)
Net realized capital gains
Class A	(41,958)	(239,613)	—	—
Class B	—	—	—	—
Class C	(37,227)	(87,333)	—	—
Class Y	(51,736)	(74,045)	—	—

Total distributions	(130,921)	(501,340)	(6,740,641)	(13,729,185)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,569,399)	(5,654,159)	54,976,217	24,611,252

Net increase (decrease) in net assets	(2,379,749)	(6,131,882)	55,690,267	20,490,927
NET ASSETS
Beginning of the period	8,780,687	14,912,569	705,722,922	685,231,995

End of the period	$6,400,938	$8,780,687	$761,413,189	$705,722,922

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/ ACCUMULATED NET INVESTMENT LOSS	$(247,035)	$(290,213)	$(1,596,585)	$(509,665)

See accompanying notes to financial statements.

61  |

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.18		$12.71		$13.52	$12.71	$12.75	$11.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.42		0.44	0.43	0.52	0.54
Net realized and unrealized gain (loss)	(0.04)		0.51		(0.51)	1.07	0.03 (b)	0.91

Total from Investment Operations	0.14		0.93		(0.07)	1.50	0.55	1.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.46)		(0.55)	(0.50)	(0.59)	(0.61)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.27)		(0.46)		(0.74)	(0.69)	(0.59)	(0.61)

Net asset value, end of the period	$13.05		$13.18		$12.71	$13.52	$12.71	$12.75

Total return(d)	1.03	%(e)	7.43%		(0.61)%	12.18%	4.42%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,072,545		$642,784		$436,199	$479,823	$237,759	$214,723
Net expenses	0.74	%(f)	0.79	%(g)	0.79%	0.82%	0.87%	0.90%
Gross expenses	0.74	%(f)	0.79	%(g)	0.79%	0.82%	0.87%	0.90%
Net investment income	2.81	%(f)	3.19%		3.29%	3.31%	4.07%	4.41%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.24		$12.77		$13.57	$12.75	$12.79	$11.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.33		0.33	0.34	0.42	0.44
Net realized and unrealized gain (loss)	(0.05)		0.50		(0.50)	1.07	0.03 (b)	0.92

Total from Investment Operations	0.09		0.83		(0.17)	1.41	0.45	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.36)		(0.44)	(0.40)	(0.49)	(0.52)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.21)		(0.36)		(0.63)	(0.59)	(0.49)	(0.52)

Net asset value, end of the period	$13.12		$13.24		$12.77	$13.57	$12.75	$12.79

Total return(d)	0.69	%(e)	6.56%		(1.32)%	11.38%	3.60%	11.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$414		$678		$1,180	$2,386	$3,092	$4,490
Net expenses	1.49	%(f)	1.55	%(g)	1.54%	1.57%	1.62%	1.65%
Gross expenses	1.49	%(f)	1.55	%(g)	1.54%	1.57%	1.62%	1.65%
Net investment income	2.07	%(f)	2.51%		2.50%	2.61%	3.32%	3.64%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.18		$12.72		$13.53	$12.71	$12.76	$11.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.32		0.34	0.33	0.42	0.45
Net realized and unrealized gain (loss)	(0.05)		0.50		(0.51)	1.08	0.02 (b)	0.91

Total from Investment Operations	0.09		0.82		(0.17)	1.41	0.44	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.36)		(0.45)	(0.40)	(0.49)	(0.52)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.22)		(0.36)		(0.64)	(0.59)	(0.49)	(0.52)

Net asset value, end of the period	$13.05		$13.18		$12.72	$13.53	$12.71	$12.76

Total return(d)	0.66	%(e)	6.54%		(1.36)%	11.46%	3.56%	11.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$383,313		$256,307		$232,034	$275,346	$137,836	$123,123
Net expenses	1.49	%(f)	1.54	%(g)	1.54%	1.57%	1.62%	1.65%
Gross expenses	1.49	%(f)	1.54	%(g)	1.54%	1.57%	1.62%	1.65%
Net investment income	2.07	%(f)	2.46%		2.54%	2.55%	3.32%	3.66%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$13.28		$12.80		$13.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.46		0.32
Net realized and unrealized gain (loss)	(0.04)		0.52		(0.59)

Total from Investment Operations	0.16		0.98		(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.50)		(0.36)
Net realized capital gains	(0.08)		(0.00	)(b)	—

Total Distributions	(0.29)		(0.50)		(0.36)

Net asset value, end of the period	$13.15		$13.28		$12.80

Total return	1.18	%(c)	7.81%		(2.02	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,984,897		$105,514		$19,247
Net expenses	0.42	%(d)	0.46%		0.44	%(d)
Gross expenses	0.42	%(d)	0.46%		0.44	%(d)
Net investment income	3.10	%(d)	3.42%		3.81	%(d)
Portfolio turnover rate	93%		122%		107%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.27		$12.80		$13.61	$12.78	$12.82	$11.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.45		0.47	0.46	0.55	0.57
Net realized and unrealized gain (loss)	(0.05)		0.51		(0.51)	1.09	0.03 (b)	0.92

Total from Investment Operations	0.15		0.96		(0.04)	1.55	0.58	1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.49)		(0.58)	(0.53)	(0.62)	(0.64)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.28)		(0.49)		(0.77)	(0.72)	(0.62)	(0.64)

Net asset value, end of the period	$13.14		$13.27		$12.80	$13.61	$12.78	$12.82

Total return	1.15	%(d)	7.65%		(0.35)%	12.54%	4.65%	12.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,342,891		$1,310,824		$627,617	$634,946	$143,215	$69,322
Net expenses	0.49	%(e)	0.54	%(f)	0.54%	0.58%	0.62%	0.65%
Gross expenses	0.49	%(e)	0.54	%(f)	0.54%	0.58%	0.62%	0.65%
Net investment income	3.05	%(e)	3.42%		3.54%	3.50%	4.31%	4.66%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.49		$4.59	$4.60		$4.46		$4.91		$4.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.21	0.24		0.24		0.28		0.32
Net realized and unrealized gain (loss)	(0.06)		0.17	0.03		0.59		(0.42)		0.42

Total from Investment Operations	0.04		0.38	0.27		0.83		(0.14)		0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.22)	(0.27)		(0.30)		(0.31)		(0.32)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.20)		(0.48)	(0.28)		(0.69)		(0.31)		(0.32)

Net asset value, end of the period	$4.33		$4.49	$4.59		$4.60		$4.46		$4.91

Total return(b)	1.02	%(c)	8.42%	6.27%		20.90	%(d)	(3.30)%		17.05	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$46,044		$42,630	$45,791		$95,876		$59,907		$68,011
Net expenses	1.11	%(e)	1.14%	1.15	%(f)	1.15	%(g)	1.15	%(h)	1.15	%(g)
Gross expenses	1.11	%(e)	1.14%	1.15	%(f)	1.19%		1.15	%(h)	1.20%
Net investment income	4.35	%(e)	4.57%	5.11%		5.50%		5.60%		6.72%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.02%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.51		$4.61	$4.61		$4.47		$4.92		$4.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.18	0.21		0.21		0.25		0.28
Net realized and unrealized gain (loss)	(0.05)		0.16	0.03		0.58		(0.43)		0.42

Total from Investment Operations	0.03		0.34	0.24		0.79		(0.18)		0.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.18)	(0.23)		(0.26)		(0.27)		(0.28)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.19)		(0.44)	(0.24)		(0.65)		(0.27)		(0.28)

Net asset value, end of the period	$4.35		$4.51	$4.61		$4.61		$4.47		$4.92

Total return(b)	0.59	%(c)	7.51%	5.66%		19.93	%(d)	(4.04)%		16.13	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$60		$122	$385		$560		$738		$1,209
Net expenses	1.86	%(e)	1.90%	1.90	%(f)	1.90	%(g)	1.90	%(f)	1.90	%(g)
Gross expenses	1.86	%(e)	1.90%	1.90	%(f)	1.94%		1.90	%(f)	1.94%
Net investment income	3.61	%(e)	3.88%	4.37%		4.79%		4.90%		6.00%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.50		$4.61	$4.61		$4.47		$4.92		$4.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.18	0.21		0.21		0.25		0.28
Net realized and unrealized gain (loss)	(0.05)		0.16	0.04		0.59		(0.43)		0.43

Total from Investment Operations	0.03		0.34	0.25		0.80		(0.18)		0.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.19)	(0.24)		(0.27)		(0.27)		(0.29)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.19)		(0.45)	(0.25)		(0.66)		(0.27)		(0.29)

Net asset value, end of the period	$4.34		$4.50	$4.61		$4.61		$4.47		$4.92

Total return(b)	0.64	%(c)	7.60%	5.46%		19.96	%(d)	(4.02)%		16.15	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,606		$14,555	$15,233		$16,863		$15,790		$19,312
Net expenses	1.86	%(e)	1.89%	1.90	%(f)	1.90	%(g)	1.90	%(f)	1.90	%(g)
Gross expenses	1.86	%(e)	1.89%	1.90	%(f)	1.94%		1.90	%(f)	1.95%
Net investment income	3.62	%(e)	3.84%	4.36%		4.78%		4.89%		5.97%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.48		$4.59	$4.59		$4.46		$4.90		$4.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.22	0.25		0.26		0.29		0.33
Net realized and unrealized gain (loss)	(0.05)		0.16	0.04		0.57		(0.41)		0.41

Total from Investment Operations	0.05		0.38	0.29		0.83		(0.12)		0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.23)	(0.28)		(0.31)		(0.32)		(0.33)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.21)		(0.49)	(0.29)		(0.70)		(0.32)		(0.33)

Net asset value, end of the period	$4.32		$4.48	$4.59		$4.59		$4.46		$4.90

Total return	1.15	%(b)	8.72%	6.56%		20.93	%(c)	(2.86)%		17.11	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$147,201		$125,185	$108,170		$110,917		$38,011		$69,887
Net expenses	0.86	%(d)	0.89%	0.90	%(e)	0.90	%(f)	0.90	%(e)	0.90	%(f)
Gross expenses	0.86	%(d)	0.89%	0.90	%(e)	0.95%		0.90	%(e)	0.93%
Net investment income	4.61	%(d)	4.83%	5.37%		5.78%		5.86%		7.02%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Bond Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012		Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$9.32		$9.81		$10.44	$10.94		$11.17	$10.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.12		0.14	0.19		0.25	0.22
Net realized and unrealized gain (loss)	(0.81)		(0.25)		(0.41)	0.62		0.06 (b)	0.48

Total from Investment Operations	(0.76)		(0.13)		(0.27)	0.81		0.31	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		(0.18)	(0.94)		(0.40)	(0.29)
Net realized capital gains	(0.16)		(0.29)		(0.18)	(0.37)		(0.14)	(0.08)

Total Distributions	(0.16)		(0.36)		(0.36)	(1.31)		(0.54)	(0.37)

Net asset value, end of the period	$8.40		$9.32		$9.81	$10.44		$10.94	$11.17

Total return(c)(d)	(8.31	)%(e)	(1.29)%		(2.62)%	8.42%		2.70%	6.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,069		$3,292		$8,983	$11,898		$10,927	$18,758
Net expenses(f)	1.05	%(g)	1.06	%(h)	1.05%	1.09	%(i)(j)	1.10%	1.10%
Gross expenses	3.22	%(g)	2.46%		1.93%	1.85%		1.64%	1.49%
Net investment income	1.18	%(g)	1.24%		1.39%	1.83%		2.26%	2.14%
Portfolio turnover rate	44%		51	%(k)	107%	169%		136%	128%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense from bank overdraft charges of 0.01%. Without this expense the ratio of net expenses would have been 1.05%.
(i)	Includes interest expense from bank overdraft charges of less than 0.01%.
(j)	Effective July 1, 2012, the expense limit decreased from 1.10% to 1.05%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a decrease in trade activity due to a reduction in the level of Fund assets.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Bond Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012		Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$9.17		$9.73		$10.37	$10.87		$11.11	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.05		0.06	0.12		0.17	0.15
Net realized and unrealized gain (loss)	(0.80)		(0.25)		(0.39)	0.61		0.05 (b)	0.46

Total from Investment Operations	(0.78)		(0.20)		(0.33)	0.73		0.22	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		(0.13)	(0.86)		(0.32)	(0.24)
Net realized capital gains	(0.16)		(0.29)		(0.18)	(0.37)		(0.14)	(0.08)

Total Distributions	(0.16)		(0.36)		(0.31)	(1.23)		(0.46)	(0.32)

Net asset value, end of the period	$8.23		$9.17		$9.73	$10.37		$10.87	$11.11

Total return(c)(d)	(8.67	)%(e)	(2.11)%		(3.27)%	7.64%		1.87%	5.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,490		$2,285		$3,328	$4,355		$7,503	$6,145
Net expenses(f)	1.80	%(g)	1.81	%(h)	1.80%	1.84	%(i)(j)	1.85%	1.85%
Gross expenses	4.00	%(g)	3.26%		2.68%	2.61%		2.40%	2.24%
Net investment income	0.43	%(g)	0.50%		0.65%	1.13%		1.52%	1.40%
Portfolio turnover rate	44%		51	%(k)	107%	169%		136%	128%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense from bank overdraft charges of 0.01%. Without this expense the ratio of net expenses would have been 1.80%.
(i)	Includes interest expense from bank overdraft charges of less than 0.01%.
(j)	Effective July 1, 2012, the expense limit decreased from 1.85% to 1.80%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a decrease in trade activity due to a reduction in the level of Fund assets.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Bond Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012		Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$9.35		$9.82		$10.44	$10.93		$11.16	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.15		0.16	0.21		0.28	0.25
Net realized and unrealized gain (loss)	(0.81)		(0.25)		(0.40)	0.63		0.06 (b)	0.47

Total from Investment Operations	(0.75)		(0.10)		(0.24)	0.84		0.34	0.72

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)		(0.20)	(0.96)		(0.43)	(0.30)
Net realized capital gains	(0.16)		(0.29)		(0.18)	(0.37)		(0.14)	(0.08)

Total Distributions	(0.16)		(0.37)		(0.38)	(1.33)		(0.57)	(0.38)

Net asset value, end of the period	$8.44		$9.35		$9.82	$10.44		$10.93	$11.16

Total return(c)	(8.18	)%(d)	(1.05)%		(2.34)%	8.68%		3.06%	6.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,842		$3,203		$2,601	$3,264		$5,852	$8,908
Net expenses(e)	0.80	%(f)	0.81	%(g)	0.80%	0.85	%(h)(i)	0.85%	0.85%
Gross expenses	2.94	%(f)	2.33%		1.68%	1.60%		1.36%	1.23%
Net investment income	1.42	%(f)	1.52%		1.64%	2.05%		2.47%	2.41%
Portfolio turnover rate	44%		51	%(j)	107%	169%		136%	128%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense from bank overdraft charges of 0.01%. Without this expense the ratio of net expenses would have been 0.80%.
(h)	Includes interest expense from bank overdraft charges of less than 0.01%. Without this expense the ratio of net expenses would have been 0.84%.
(i)	Effective July 1, 2012, the expense limit decreased from 0.85% to 0.80%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a decrease in trade activity due to a reduction in the level of Fund assets.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.61		$11.68		$12.04		$11.87		$12.02		$11.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.16		0.13		0.18		0.17		0.20
Net realized and unrealized gain (loss)	0.04		0.01		(0.23)		0.28		0.03		0.49

Total from Investment Operations	0.12		0.17		(0.10)		0.46		0.20		0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.24)		(0.26)		(0.29)		(0.26)		(0.27)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.10)		(0.24)		(0.26)		(0.29)		(0.35)		(0.27)

Net asset value, end of the period	$11.63		$11.61		$11.68		$12.04		$11.87		$12.02

Total return(c)	1.05	%(d)	1.44%		(0.81)%		3.94	%(e)	1.71	%(e)	6.03	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$328,827		$314,360		$355,212		$357,870		$293,675		$164,265
Net expenses	0.78	%(f)	0.80	%(g)	0.87	%(h)	0.85	%(i)	0.85	%(i)	0.89	%(i)
Gross expenses	0.78	%(f)	0.80	%(g)	0.87	%(h)	0.90%		0.92%		0.97%
Net investment income	1.46	%(f)	1.35%		1.11%		1.54%		1.44%		1.73%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.60		$11.67		$12.03		$11.86		$12.00		$11.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.07		0.04		0.10		0.09		0.12
Net realized and unrealized gain (loss)	0.03		0.01		(0.23)		0.27		0.03		0.47

Total from Investment Operations	0.07		0.08		(0.19)		0.37		0.12		0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		(0.17)		(0.20)		(0.17)		(0.18)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.06)		(0.15)		(0.17)		(0.20)		(0.26)		(0.18)

Net asset value, end of the period	$11.61		$11.60		$11.67		$12.03		$11.86		$12.00

Total return(c)	0.59	%(d)	0.69%		(1.56)%		3.17	%(e)	1.04	%(e)	5.16	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,377		$4,203		$5,930		$8,370		$10,976		$4,049
Net expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.60	%(i)	1.60	%(i)	1.64	%(i)
Gross expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.65%		1.68%		1.72%
Net investment income	0.71	%(f)	0.61%		0.34%		0.81%		0.72%		1.00%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.62		$11.69		$12.05		$11.88		$12.03		$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.07		0.04		0.10		0.08		0.12
Net realized and unrealized gain (loss)	0.04		0.01		(0.23)		0.27		0.03		0.48

Total from Investment Operations	0.08		0.08		(0.19)		0.37		0.11		0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		(0.17)		(0.20)		(0.17)		(0.18)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.06)		(0.15)		(0.17)		(0.20)		(0.26)		(0.18)

Net asset value, end of the period	$11.64		$11.62		$11.69		$12.05		$11.88		$12.03

Total return(c)	0.67	%(d)	0.69%		(1.55)%		3.17	%(e)	0.96	%(e)	5.24	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$57,829		$56,936		$71,963		$75,522		$68,776		$75,984
Net expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.60	%(i)	1.60	%(i)	1.64	%(i)
Gross expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.65%		1.67%		1.72%
Net investment income	0.71	%(f)	0.61%		0.36%		0.80%		0.68%		0.98%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.65		$11.72		$12.08		$11.91		$12.05		$11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.18		0.16		0.21		0.20		0.23
Net realized and unrealized gain (loss)	0.03		0.02		(0.23)		0.28		0.04		0.48

Total from Investment Operations	0.13		0.20		(0.07)		0.49		0.24		0.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.27)		(0.29)		(0.32)		(0.29)		(0.30)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.12)		(0.27)		(0.29)		(0.32)		(0.38)		(0.30)

Net asset value, end of the period	$11.66		$11.65		$11.72		$12.08		$11.91		$12.05

Total return	1.09	%(c)	1.70%		(0.56)%		4.19	%(d)	2.05	%(d)	6.20	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$371,380		$330,224		$252,127		$220,444		$130,874		$95,847
Net expenses	0.53	%(e)	0.55	%(f)	0.62	%(g)	0.60	%(h)	0.60	%(h)	0.63	%(h)
Gross expenses	0.53	%(e)	0.55	%(f)	0.62	%(g)	0.65%		0.67%		0.71%
Net investment income	1.71	%(e)	1.58%		1.35%		1.77%		1.68%		1.94%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

77  |

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles International Bond Fund (the “International Bond Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company, except for International Bond Fund, which is a non-diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, Core Plus Bond Fund offers Class N shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares of all Funds except Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each

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Notes to Financial Statements (continued)

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of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Core Plus Bond Fund Class A, Class B, Class C and Class Y, collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an

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independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a

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Notes to Financial Statements (continued)

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cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund

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has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  Each Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to

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Notes to Financial Statements (continued)

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an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

No swap agreements were held by the Funds during the six months ended March 31, 2015.

g.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as To Be Announced (“TBAs”) in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement

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period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes

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are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, preferred securities adjustments, premium amortization, defaulted bond adjustments, paydown gains and losses, return of capital and capital gain distributions received, deferred Trustees’ fees and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark to market, dividends payable, contingent payment debt instruments, return of capital distributions received and defaulted bond interest. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$55,031,227	$428,711	$55,459,938
High Income Fund	10,202,315	7,750,939	17,953,254
International Bond Fund	203,566	297,774	501,340
Limited Term Government and Agency Fund	13,729,185	—	13,729,185

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of September 30, 2014, capital loss carryforwards and post-October capital loss deferrals were as follows:

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$(3,476,934)
Long-term:
No expiration date	—	—	—	(8,321,892)

Total capital loss carryforward	$—	$—	$—	$(11,798,826)

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(239,916)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due to Brokers.  Transactions and positions in certain futures, forward foreign currency contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to broker balance in the Statement of Assets and Liabilities for Core Plus Bond Fund represents cash received as collateral for delayed delivery securities. The due to broker balance in the Statement of Assets and Liabilities for High Income Fund represents securities received as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

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l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2015, none of the Funds had loaned securities under this agreement.

m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Other	$—	$34,570,889	$30,168,835	(b)	$64,739,724
Airlines	—	3,265,975	1,058,683	(b)	4,324,658
Mortgage Related	—	974,062,919	14,175,132	(b)	988,238,051
Non-Agency Commercial Mortgage-Backed Securities	—	347,868,784	12,295,000	(b)	360,163,784
All Other Bonds and Notes(a)	—	5,059,934,816	—		5,059,934,816

Total Bonds and Notes	—	6,419,703,383	57,697,650		6,477,401,033

Senior Loans(a)	—	88,357,218	—		88,357,218
Preferred Stocks(a)	2,362,357	9,483,489	—		11,845,846
Short-Term Investments	—	903,540,070	—		903,540,070

Total	$2,362,357	$7,421,084,160	$57,697,650		$7,481,144,167

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$149,659	$761,810	(b)	$911,469
Airlines	—	326,506	3,288	(b)	329,794
All Other Non-Convertible Bonds(a)	—	146,112,829	—		146,112,829

Total Non-Convertible Bonds	—	146,588,994	765,098		147,354,092

Convertible Bonds(a)	—	15,279,311	—		15,279,311

Total Bonds and Notes	—	161,868,305	765,098		162,633,403

Senior Loans(a)	—	3,179,466	—		3,179,466
Preferred Stocks
Convertible Preferred Stocks
REITs - Mortgage	—	450,925	—		450,925
All Other Convertible Preferred Stocks(a)	7,429,203	—	—		7,429,203

Total Convertible Preferred Stocks	7,429,203	450,925	—		7,880,128

Non-Convertible Preferred Stocks(a)	3,110,901	—	—		3,110,901

Total Preferred Stocks	10,540,104	450,925	—		10,991,029

Common Stocks(a)	2,771,379	—	—		2,771,379
Warrants(d)	92,299	—	—		92,299
Short-Term Investments	—	25,170,461	—		25,170,461

Total Investments	13,403,782	190,669,157	765,098		204,838,037

Forward Foreign Currency Contracts (unrealized appreciation)	—	204,909	—		204,909

Total	$13,403,782	$190,874,066	$765,098		$205,042,946

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High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(55,833)	$—	$(55,833)
Futures Contracts (unrealized depreciation)	(75,040)	—	—	(75,040)

Total	$(75,040)	$(55,833)	$—	$(130,873)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

A preferred stock valued at $941,666 was transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At March 31, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

International Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$6,258,149	$—	$6,258,149
Preferred Stocks(a)	50,195	—	—	50,195

Total Investments	50,195	6,258,149	—	6,308,344

Forward Foreign Currency Contracts (unrealized appreciation)	—	668	—	668
Futures Contracts (unrealized appreciation)	556	—	—	556

Total	$50,751	$6,258,817	$—	$6,309,568

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(17,948)	$—	$(17,948)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$77,667,410	$14,220,832	(b)	$91,888,242
Collateralized Mortgage Obligations	—	120,294,056	545,527	(b)	120,839,583
Non-Agency Commercial Mortgage-Backed Securities	—	59,304,604	3,040,000	(b)	62,344,604
All Other Bonds and Notes(a)	—	471,174,953	—		471,174,953

Total Bonds and Notes	—	728,441,023	17,806,359		746,247,382

Short-Term Investments	—	14,717,278	—		14,717,278

Total	$—	$743,158,301	$17,806,359		$760,964,660

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$12,623,552	$—	$(3,208)	$(5,467)	$19,966,505
Airlines	4,362,720	288	197	(3,215)	—
Mortgage Related	—	—	—	113,801	14,061,331
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(15,974)	12,310,974
Convertible Bonds
Wirelines	265,482	—	(103,458)	81,425	—

Total	$17,251,754	$288	$(106,469)	$170,570	$46,338,810

91  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Core Plus Bond Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(2,412,547)	$—	$—	$30,168,835	$(5,466)
Airlines	(37,659)	—	(3,263,648)	1,058,683	—
Mortgage Related	—	—	—	14,175,132	113,801
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	12,295,000	(15,974)
Convertible Bonds
Wirelines	(243,449)	—	—	—	—

Total	$(2,693,655)	$—	$(3,263,648)	$57,697,650	$92,361

A debt security valued at $3,263,648 was transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

|  92

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$447,739	$—	$—	5,916	310,000
Airlines	4,985	—	266	(377)	—
Convertible Bonds
Wirelines	5,740	$—	(1,628)	1,151	$—

Total	$458,464	$—	$(1,362)	$6,690	$310,000

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(1,845)	$—	$—	$761,810	$5,916
Airlines	(1,586)	—	—	3,288	(35)
Convertible Bonds
Wirelines	(5,263)	—	—	—	—

Total	$(8,694)	$—	$—	$765,098	$5,881

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

International Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
United States	$45,337	$—	$1,553	$(337)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
United States	$(46,553)	$—	$—	$—	$—

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$2,694,542	$—	$—	$—	$—
ABS Home Equity	160,459	—	1,375	1,136	—
Agency Commercial Mortgage-Backed Securities	14,488,062	—	—	(267,230)	—
Collateralized Mortgage Obligations	604,116	—	4	(154)	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(3,950)	3,043,950

Total	$17,947,179	$—	$1,379	$(270,198)	$3,043,950

|  94

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Limited Term Government and Agency Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
ABS Car Loan	$—	$—	$(2,694,542)	$—	$—
ABS Home Equity	(162,970)	—	—	—	—
Agency Commercial Mortgage-Backed Securities	—	—	—	14,220,832	(267,230)
Collateralized Mortgage Obligations	(58,439)	—	—	545,527	(92)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	3,040,000	(3,950)

Total	$(221,409)	$—	$(2,694,542)	$17,806,359	$(271,272)

A debt security valued at $2,694,542 was transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that High Income Fund and International Bond Fund used during the period include forward foreign currency contracts and futures contracts.

High Income Fund and International Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of

95  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2015, High Income Fund engaged in forward foreign currency transactions for hedging purposes. During the same period, International Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

High Income Fund and International Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2015, High Income Fund and International Bond Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2015, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$204,909	$—	$204,909

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$(55,833)	$—	$(55,833)
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	(75,040)	(75,040)

Total asset derivatives	$(55,833)	$(75,040)	$(130,873)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  96

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2015, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(411,934)	$—
Foreign exchange contracts	—	511,896

Total	$(411,934)	$511,896

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(126,082)	$—
Foreign exchange contracts	—	26,991

Total	$(126,082)	$26,991

[2]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

The following is a summary of derivative instruments for International Bond Fund as of March 31, 2015, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$668	$—	$668
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	556	556

Total asset derivatives	$668	$556	$1,224

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(17,948)	$—	$(17,948)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Transactions in derivative instruments for International Bond Fund during the six months ended March 31, 2015, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$11,860	$—
Foreign exchange contracts	—	(75,816)

Total	$11,860	$(75,816)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(2,088)	$—
Foreign exchange contracts	—	2,426

Total	$(2,088)	$2,426

[2]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2015:

High Income Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	2.61%	3.45%
Highest Notional Amount Outstanding	3.64%	4.11%
Lowest Notional Amount Outstanding	2.22%	2.89%
Notional Amount Outstanding as of March 31, 2015	3.64%	4.11%

International Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	25.91%	8.51%
Highest Notional Amount Outstanding	39.89%	10.85%
Lowest Notional Amount Outstanding	18.48%	4.35%
Notional Amount Outstanding as of March 31, 2015	39.89%	4.35%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

|  98

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities. As of March 31, 2015, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

High Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$66,112	$—	$66,112	$—	$66,112
UBS AG	138,797	(55,833)	82,964	(21,907)	61,057

	$204,909	$(55,833)	$149,076	$(21,907)	$127,169

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(55,833)	$55,833	$—	$—	$—

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

International Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$503	$(503)	$—	$—	$—
Credit Suisse International	165	(165)	—	—	—

	$668	$(668)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(10,503)	$503	$(10,000)	$—	$(10,000)
Credit Suisse International	(4,814)	165	(4,649)	—	(4,649)
UBS AG	(2,631)	—	(2,631)	—	(2,631)

	$(17,948)	$668	$(17,280)	$—	$(17,280)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the

|  100

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$329,890	$252,150
International Bond Fund	5,670	5,002

These amounts include U.S. government and agency securities received as collateral for High Income Fund of $21,907. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Statement of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$5,041,679,185	$3,583,129,519	$3,477,042,957	$446,856,165
High Income Fund	30,781,240	36,793,893	54,036,631	41,250,047
International Bond Fund	1,265,471	1,395,383	2,129,309	3,718,604
Limited Term Government and Agency Fund	205,240,194	104,396,676	73,718,632	96,221,634

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.5 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
High Income Fund	0.6000%	0.6000%	0.6000%	0.6000%
International Bond Fund	0.6000%	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.3750%	0.3750%	0.3500%	0.3000%

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2016 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	1.55%	0.50%	0.55%
High Income Fund	1.15%	1.90%	1.90%	—	0.90%
International Bond Fund	1.05%	—	1.80%	—	0.80%
Limited Term Government and Agency Fund	0.80%	1.55%	1.55%	—	0.55%

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  102

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

For the six months ended March 31, 2015, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Core Plus Bond Fund	$3,726,367	$—	$3,726,367	0.167%	0.167%
High Income Fund	583,777	—	583,777	0.600%	0.600%
International Bond Fund	23,702	23,702	—	0.600%	—
Limited Term Government and Agency Fund	1,366,821	—	1,366,821	0.367%	0.367%

[1]	Management fee waivers are subject to possible recovery until September 30, 2016.

In addition, the investment adviser reimbursed non-class-specific expenses of International Bond Fund in the amount of $61,756 for the six months ended March 31, 2015. Expense reimbursements are subject to possible recovery until September 30, 2016.

For the six months ended March 31, 2015, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$3,726,367	0.167%

No expenses were recovered for any of the Funds during the six months ended March 31, 2015 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution

103  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended March 31, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$1,092,879	$683	$436,224	$2,048	$1,308,670
High Income Fund	54,461	125	18,047	375	54,142
International Bond Fund	3,275	—	2,473	—	7,420
Limited Term Government and Agency Fund	406,233	4,719	74,262	14,155	222,786

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$950,393
High Income Fund	41,508
International Bond Fund	1,686
Limited Term Government and Agency Fund	159,010

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$1,225,185
High Income Fund	77,216
International Bond Fund	2,979
Limited Term Government and Agency Fund	153,306

As of March 31, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$83,329
High Income Fund	1,786
International Bond Fund	51
Limited Term Government and Agency Fund	3,926

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

105  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2015 were as follows:

Fund	Commissions
Core Plus Bond Fund	$718,945
High Income Fund	40,182
International Bond Fund	813
Limited Term Government and Agency Fund	114,789

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2015, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Core Plus Bond Fund	0.04%
International Bond Fund	1.69%
Limited Term Government and Agency Fund	0.14%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2015, Core Plus Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$327,578	$207	$130,693	$656	$850,993

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, none of the Funds had borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

107  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

9.  Concentration of Risk.  International Bond Fund is a non-diversified fund. Compared with diversified mutual funds, International Bond Fund may invest a greater percentage of its assets in a particular country. Therefore, International Bond Fund’s returns could be significantly affected by the performance of any one of the small number of countries in its portfolio.

Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Core Plus Bond Fund	1	5.67%	0.04%	5.71%
High Income Fund	3	26.78%	—	26.78%
International Bond Fund	—	—	1.69%	1.69%
Limited Term Government and Agency Fund	1	12.09%	0.14%	12.23%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	42,397,351	$557,560,679	29,795,175	$393,768,013
Issued in connection with the reinvestment of distributions	1,067,831	13,938,025	1,003,545	13,146,005
Redeemed	(10,049,112)	(131,763,728)	(16,328,796)	(214,096,387)

Net change	33,416,070	$439,734,976	14,469,924	$192,817,631

Class B
Issued from the sale of shares	84	$1,093	923	$12,023
Issued in connection with the reinvestment of distributions	499	6,543	1,536	20,111
Redeemed	(20,231)	(266,815)	(43,656)	(574,001)

Net change	(19,648)	$(259,179)	(41,197)	$(541,867)

Class C
Issued from the sale of shares	11,831,205	$156,159,349	7,230,506	$95,528,924
Issued in connection with the reinvestment of distributions	260,818	3,402,066	260,172	3,405,772
Redeemed	(2,167,924)	(28,485,830)	(6,291,404)	(81,808,202)

Net change	9,924,099	$131,075,585	1,199,274	$17,126,494

Class N
Issued from the sale of shares	150,310,063	$1,988,495,492	7,101,873	$95,126,708
Issued in connection with the reinvestment of distributions	1,476,970	19,443,954	119,610	1,591,071
Redeemed	(8,783,684)	(116,155,265)	(776,670)	(10,310,123)

Net change	143,003,349	$1,891,784,181	6,444,813	$86,407,656

Class Y
Issued from the sale of shares	176,486,182	$2,335,808,229	68,813,227	$914,578,778
Issued in connection with the reinvestment of distributions	2,991,269	39,335,262	1,861,139	24,597,610
Redeemed	(23,908,836)	(316,113,957)	(20,930,186)	(275,242,381)

Net change	155,568,615	$2,059,029,534	49,744,180	$663,934,007

Increase (decrease) from capital share transactions	341,892,485	$4,521,365,097	71,816,994	$959,743,921

109  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,471,426	$19,435,999	5,133,818	$23,326,417
Issued in connection with the reinvestment of distributions	387,745	1,651,385	971,866	4,324,321
Redeemed	(3,728,093)	(16,114,991)	(6,566,505)	(29,978,953)

Net change	1,131,078	$4,972,393	(460,821)	$(2,328,215)

Class B
Issued from the sale of shares	—	$—	3,463	$15,765
Issued in connection with the reinvestment of distributions	744	3,166	4,994	22,266
Redeemed	(13,940)	(60,518)	(64,948)	(299,817)

Net change	(13,196)	$(57,352)	(56,491)	$(261,786)

Class C
Issued from the sale of shares	391,125	$1,711,147	504,940	$2,306,974
Issued in connection with the reinvestment of distributions	116,492	496,058	269,328	1,199,074
Redeemed	(378,778)	(1,648,638)	(844,464)	(3,842,672)

Net change	128,839	$558,567	(70,196)	$(336,624)

Class Y
Issued from the sale of shares	21,420,170	$94,380,463	12,451,931	$56,610,742
Issued in connection with the reinvestment of distributions	1,191,321	5,070,934	1,946,529	8,656,379
Redeemed	(16,488,905)	(72,108,819)	(10,009,792)	(45,183,438)

Net change	6,122,586	$27,342,578	4,388,668	$20,083,683

Increase (decrease) from capital share transactions	7,369,307	$32,816,186	3,801,160	$17,157,058

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
International Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	18,520	$167,100	251,225	$2,423,574
Issued in connection with the reinvestment of distributions	3,790	34,115	27,646	261,255
Redeemed	(129,145)	(1,160,891)	(840,947)	(8,207,626)

Net change	(106,835)	$(959,676)	(562,076)	$(5,522,797)

Class C
Issued from the sale of shares	22,505	$201,698	35,986	$344,217
Issued in connection with the reinvestment of distributions	3,204	28,323	8,952	83,701
Redeemed	(93,842)	(812,758)	(138,017)	(1,323,477)

Net change	(68,133)	$(582,737)	(93,079)	$(895,559)

Class Y
Issued from the sale of shares	122,602	$1,074,873	312,197	$3,041,181
Issued in connection with the reinvestment of distributions	4,612	41,693	4,536	42,916
Redeemed	(132,801)	(1,143,552)	(239,134)	(2,319,900)

Net change	(5,587)	$(26,986)	77,599	$764,197

Increase (decrease) from capital share transactions	(180,555)	$(1,569,399)	(577,556)	$(5,654,159)

111  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,860,877	$56,497,815	10,352,825	$120,783,887
Issued in connection with the reinvestment of distributions	203,490	2,365,292	509,189	5,940,640
Redeemed	(3,850,503)	(44,732,973)	(14,196,566)	(165,594,450)

Net change	1,213,864	$14,130,134	(3,334,552)	$(38,869,923)

Class B
Issued from the sale of shares	1,262	$14,638	109,804	$1,281,761
Issued in connection with the reinvestment of distributions	1,597	18,544	5,851	68,193
Redeemed	(74,403)	(863,693)	(261,431)	(3,046,644)

Net change	(71,544)	$(830,511)	(145,776)	$(1,696,690)

Class C
Issued from the sale of shares	934,766	$10,876,643	1,307,714	$15,266,049
Issued in connection with the reinvestment of distributions	16,039	186,579	43,490	507,877
Redeemed	(879,553)	(10,225,948)	(2,606,942)	(30,440,808)

Net change	71,252	$837,274	(1,255,738)	$(14,666,882)

Class Y
Issued from the sale of shares	11,669,849	$136,135,517	19,913,274	$232,904,721
Issued in connection with the reinvestment of distributions	181,282	2,113,875	270,399	3,163,665
Redeemed	(8,353,648)	(97,410,072)	(13,350,830)	(156,223,639)

Net change	3,497,483	$40,839,320	6,832,843	$79,844,747

Increase (decrease) from capital share transactions	4,711,055	$54,976,217	2,096,777	$24,611,252

12.  Subsequent Event.  On March 13, 2015, the Board of Trustees approved the liquidation of International Bond Fund. It is expected that the sale of the Fund’s assets and the corresponding liquidating distributions to shareholders will be completed on or about May 15, 2015.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2015